UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02064

Pax World Funds Series Trust I
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400
Portsmouth, NH 03801
(Address of principal executive offices) (Zip code)

Joseph F. Keefe
30 Penhallow Street, Suite 400
Portsmouth, NH 03801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-767-1729
Date of fiscal year end: December 31
Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)
Pax Large Cap Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 98.2%
CONSUMER DISCRETIONARY: 9.9%
Amazon.com, Inc. (a)	33,539	$29,733,665
Delphi Automotive PLC	110,000	8,853,900
Home Depot, Inc., The	25,673	3,769,567
Mohawk Industries, Inc. (a)	59,903	13,747,139
Newell Brands, Inc.	250,000	11,792,500
Walt Disney Co., The	89,230	10,117,790
		78,014,561

CONSUMER STAPLES: 11.2%
Estee Lauder Cos, Inc., The, Class A	190,355	16,140,200
General Mills, Inc.	239,954	14,159,686
Molson Coors Brewing Co., Class B	94,133	9,009,469
PepsiCo, Inc.	192,545	21,538,083
Procter & Gamble Co., The	191,103	17,170,605
Whole Foods Market, Inc. (b)	351,151	10,436,208
		88,454,251

ENERGY: 9.7%
Antero Resources Corp. (a)	450,914	10,285,348
EOG Resources, Inc.	141,248	13,778,742
Occidental Petroleum Corp.	144	9,124
Pioneer Natural Resources Co.	106,114	19,761,610
Schlumberger, Ltd.	303,377	23,693,744
Valero Energy Corp.	130,000	8,617,700
		76,146,268

FINANCIALS: 18.9%
Bank of America Corp.	840,000	19,815,600
Bank of New York Mellon Corp., The	160,530	7,581,832
Berkshire Hathaway, Inc., Class B (a)	154,036	25,674,720
Charles Schwab Corp., The	397,927	16,239,401
Chubb, Ltd.	210,431	28,671,224
First Republic Bank	105,429	9,890,294
Goldman Sachs Group, Inc., The	73,436	16,869,718
JPMorgan Chase & Co.	147,018	12,914,061
U.S. Bancorp	213,939	11,017,859
		148,674,709

HEALTH CARE: 14.3%
Biogen, Inc. (a)	50,918	13,922,000
Celgene Corp. (a)	124,085	15,439,897
Gilead Sciences, Inc.	181,151	12,303,776
Johnson & Johnson	141,200	17,586,460

Schedule of Investments (Unaudited)
Pax Large Cap Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
HEALTH CARE, continued
Merck & Co., Inc.	303,794	$19,303,071
Thermo Fisher Scientific, Inc.	115,527	17,744,947
Zoetis, Inc.	316,754	16,905,160
		113,205,311

INDUSTRIALS: 9.3%
3M Co.	68,461	13,098,643
Ingersoll-Rand PLC	246,003	20,004,964
Stanley Black & Decker, Inc.	161,863	21,506,737
Waste Management, Inc.	256,727	18,720,533
		73,330,877

INFORMATION TECHNOLOGY: 18.3%
Alphabet, Inc., Class A (a)	23,533	19,951,277
Alphabet, Inc., Class C (a)	23,575	19,556,880
Apple, Inc.	297,375	42,720,893
Cisco Systems, Inc.	359,784	12,160,699
Facebook, Inc., Class A (a)	38,461	5,463,385
Microsoft Corp.	548,357	36,114,789
PayPal Holdings Inc (a)	200,000	8,604,000
		144,571,923

MATERIALS: 1.6%
Ecolab, Inc.	80,612	10,103,908
Vulcan Materials Co.	20,000	2,409,600
		12,513,508

REAL ESTATE: 3.1%
American Tower Corp., REIT	114,525	13,919,368
Crown Castle International Corp., REIT	111,248	10,507,374
		24,426,742

TELECOMMUNICATION SERVICES: 1.9%
AT&T, Inc.	364,296	15,136,499

TOTAL COMMON STOCKS		774,474,649
(Cost $614,393,219)

Schedule of Investments (Unaudited)
Pax Large Cap Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
EXCHANGE TRADED FUNDS: 0.9%
iShares Core S&P 500 ETF	30,000	$7,118,100
(Cost $7,123,200)

MONEY MARKET: 0.7%
State Street Institutional U.S. Government Money Market Fund (c)	5,659,786	5,659,786
(Cost $5,659,786)

TOTAL INVESTMENTS: 99.8%		787,252,535
(Cost $627,176,205)

Other assets and liabilities - (net): 0.2%		1,722,190

Net Assets: 100.0%		$788,974,725

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of March 31, 2017. The total market value of securities on loan as of March 31, 2017 was $5,460,753.
(c)	Institutional Class shares
REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax Mid Cap Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 95.1%
CONSUMER DISCRETIONARY: 10.7%
Aramark	75,000	$2,765,250
Carter's, Inc.	42,471	3,813,896
Genuine Parts Co.	20,000	1,848,200
Newell Brands, Inc.	93,403	4,405,820
Yum! Brands, Inc.	68,544	4,379,962
		17,213,128

CONSUMER STAPLES: 9.2%
Conagra Brands, Inc.	70,000	2,823,800
Lamb Weston Holdings, Inc.	53,333	2,243,186
Maple Leaf Foods, Inc.	124,900	3,031,749
US Foods Holding Corp. (a)	176,000	4,924,480
Whole Foods Market, Inc. (b)	60,000	1,783,200
		14,806,415

ENERGY: 7.1%
Antero Resources Corp. (a)	197,300	4,500,413
Concho Resources, Inc. (a)(b)	31,459	4,037,448
EQT Corp. (b)	45,906	2,804,857
		11,342,718

FINANCIALS: 19.4%
Alleghany Corp. (a)	7,500	4,609,950
Capitol Federal Financial, Inc.	279,002	4,081,799
Citizens Financial Group, Inc.	90,000	3,109,500
Investors Bancorp, Inc.	374,319	5,382,707
Legg Mason, Inc.	102,693	3,708,244
RenaissanceRe Holdings, Ltd.	27,534	3,982,793
White Mountains Insurance Group, Ltd.	5,000	4,399,400
Willis Towers Watson PLC	15,000	1,963,350
		31,237,743

HEALTH CARE: 5.7%
Hologic, Inc. (a)	121,100	5,152,805
ICON PLC (a)	50,908	4,058,386
		9,211,191

INDUSTRIALS: 10.2%
Arconic, Inc.	103,333	2,721,791
Expeditors Intl. of Washington, Inc.	40,575	2,292,082

Schedule of Investments (Unaudited)
Pax Mid Cap Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
INDUSTRIALS, continued
Johnson Controls International PLC	75,000	$3,159,000
Masco Corp.	60,597	2,059,692
Robert Half International, Inc.	30,000	1,464,900
Snap-on, Inc.	5,000	843,350
Waste Management, Inc.	53,000	3,864,760
		16,405,575

INFORMATION TECHNOLOGY: 17.3%
Amdocs, Ltd.	77,000	4,696,230
ARRIS International PLC (a)	114,308	3,023,447
Avnet, Inc.	90,000	4,118,400
Check Point Software Technologies, Ltd. (a)(b)	37,000	3,798,420
Citrix Systems, Inc. (a)	40,000	3,335,600
Genpact, Ltd.	122,420	3,031,119
Qorvo, Inc. (a)(b)	60,000	4,113,600
Skyworks Solutions, Inc.	17,500	1,714,650
		27,831,466

MATERIALS: 4.9%
Alcoa Corp.	49,999	1,719,966
Celanese Corp., Series A	45,000	4,043,250
Newmont Mining Corp.	65,000	2,142,400
		7,905,616

REAL ESTATE: 7.5%
Forest City Realty Trust, Inc., REIT	113,253	2,466,650
Jones Lang LaSalle, Inc.	23,500	2,619,075
Prologis, Inc., REIT	53,000	2,749,640
Weyerhaeuser Co., REIT	122,500	4,162,550
		11,997,915

UTILITIES: 3.1%
ONE Gas, Inc.	74,344	5,025,654

TOTAL COMMON STOCKS		152,977,421
(Cost $129,370,166)

Schedule of Investments (Unaudited)
Pax Mid Cap Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
MONEY MARKET: 4.5%
State Street Institutional U.S. Government Money Market Fund (c)	7,294,867	$7,294,867
(Cost $7,294,867)

TOTAL INVESTMENTS: 99.6%		160,272,288
(Cost $136,665,033)

Other assets and liabilities - (net): 0.4%		608,708

Net Assets: 100.0%		$160,880,996

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of March 31, 2017. The total market value of securities on loan as of March 31, 2017 was $11,560,532.
(c)	Institutional Class shares
REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax Small Cap Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 93.6%
CONSUMER DISCRETIONARY: 8.2%
Carter's, Inc.	205,800	$18,480,840
Gentex Corp. (b)	960,000	20,476,800
Jack in the Box, Inc.	110,200	11,209,544
Jamba, Inc. (a)	650,000	5,882,500
Planet Fitness, Inc., Class A	360,000	6,937,200
Toll Brothers, Inc. (a)(b)	220,696	7,969,333
		70,956,217

CONSUMER STAPLES: 6.3%
Maple Leaf Foods, Inc.	748,600	18,171,078
Performance Food Group Co. (a)(b)	525,000	12,495,000
US Foods Holding Corp. (a)	851,700	23,830,566
		54,496,644

ENERGY: 8.6%
Antero Resources Corp. (a)	1,169,792	26,682,955
PDC Energy, Inc. (a)	349,897	21,816,078
SemGroup Corp, Class A (b)	698,948	25,162,128
		73,661,161

FINANCIALS: 27.9% (c)
Alleghany Corp. (a)	19,381	11,912,725
Aspen Insurance Holdings, Ltd.	376,964	19,620,976
Beneficial Bancorp, Inc.	950,000	15,200,000
Capitol Federal Financial, Inc.	1,835,467	26,852,882
Charter Financial Corp.	401,997	7,907,281
FBR & Co.	276,701	4,994,453
HomeTrust Bancshares, Inc. (a)	766,906	18,022,291
Investors Bancorp, Inc.	1,950,000	28,041,000
Kearny Financial Corp/MD (b)	1,111,135	16,722,582
Legg Mason, Inc. (b)	808,392	29,191,034
Meridian Bancorp, Inc.	864,516	15,820,643
RenaissanceRe Holdings, Ltd. (b)	136,404	19,730,839
TheStreet, Inc. (a)	1,471,653	1,118,456
Validus Holdings, Ltd.	197,738	11,150,446
White Mountains Insurance Group, Ltd.	15,802	13,903,864
		240,189,472

Schedule of Investments (Unaudited)
Pax Small Cap Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
HEALTH CARE: 10.5%
Brookdale Senior Living, Inc. (a)(b)	680,000	$9,132,400
ICON PLC (a)	235,000	18,734,200
Integra LifeSciences Holdings Corp. (a)	419,883	17,689,671
Ligand Pharmaceuticals, Inc. (a)	172,101	18,215,170
Natus Medical, Inc. (a)(b)	673,222	26,423,963
		90,195,404

INDUSTRIALS: 13.3%
Beacon Roofing Supply, Inc. (a)	175,000	8,603,000
EMCOR Group, Inc.	221,400	13,937,130
ICF International, Inc. (a)	114,793	4,740,951
KLX, Inc. (a)	265,000	11,845,500
Korn/Ferry International (b)	420,447	13,239,876
MRC Global, Inc. (a)	1,044,200	19,140,186
NN, Inc. (b)	420,000	10,584,000
Oshkosh Corp.	68,062	4,668,373
Thermon Group Holdings, Inc. (a)(b)	641,232	13,363,275
WESCO International, Inc. (a)	207,008	14,397,406
		114,519,697

INFORMATION TECHNOLOGY: 11.1%
Apptio, Inc. (a)(b)	658,270	7,721,507
ARRIS International PLC (a)	590,000	15,605,500
Avnet, Inc.	481,956	22,054,306
Callidus Software, Inc. (a)	515,000	10,995,250
ExlService Holdings, Inc. (a)	253,869	12,023,236
PDF Solutions, Inc. (a)	96,392	2,180,387
Syntel, Inc.	350,000	5,890,500
Verint Systems, Inc. (a)	420,000	18,217,500
Westell Technologies, Inc., Class A (a)	1,565,681	1,095,977
		95,784,163

MATERIALS: 1.7%
Aptargroup, Inc.	6,365	490,041
Kaiser Aluminum Corp. (b)	180,833	14,448,557
		14,938,598

REAL ESTATE: 4.0%
Physicians Realty Trust, REIT (b)	562,148	11,169,881
Ryman Hospitality Properties, Inc., REIT	197,012	12,181,252
Terreno Realty Corp., REIT	391,246	10,954,888
		34,306,021

Schedule of Investments (Unaudited)
Pax Small Cap Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
UTILITIES: 2.0%
Unitil Corp.	383,023	$17,247,526

TOTAL COMMON STOCKS		806,294,903
(Cost $749,878,375)

EXCHANGE-TRADED FUNDS: 1.1%
iShares Russell 2000 Value ETF	80,000	9,452,800
(Cost $9,413,988)

MONEY MARKET: 6.4%
State Street Institutional U.S. Government Money Market Fund (d)	54,689,616	54,689,616
(Cost $54,689,616)

SECURITIES PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LENDING: 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio	438,403	438,403
(Cost $438,403)

TOTAL INVESTMENTS: 101.2%		870,875,722
(Cost $814,420,382)

Payable upon return of securities loaned - (net): -0.1%		(438,403)

Other assets and liabilities - (net): -1.1%		(9,774,158)

Net Assets: 100.0%		$860,663,161

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of March 31, 2017. The total market value of securities on loan as of March 31, 2017 was $36,597,448.
(c)	Broad industry sectors used for financial reporting purposes. Diversification compliance testing is based on narrower industries within broad sector.
(d)	Institutional Class shares
REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax ESG Beta Quality Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 99.3%
CONSUMER DISCRETIONARY: 14.3%
Amazon.com, Inc. (a)	5,166	$4,579,866
Best Buy Co., Inc.	3,094	152,070
BorgWarner, Inc. (b)	20,464	855,191
Brinker International, Inc. (b)	35,262	1,550,118
Darden Restaurants, Inc. (b)	2,066	172,862
Delphi Automotive PLC (b)	9,415	757,813
Domino's Pizza, Inc. (b)	2,048	377,446
Foot Locker, Inc.	5,561	416,018
GameStop Corp., Class A (b)	18,714	422,001
Gap Inc., The (b)	30,480	740,359
Home Depot, Inc., The (b)	15,500	2,275,865
Kohl's Corp. (b)	5,803	231,017
Lowe's Cos., Inc.	4,402	361,888
Macy's, Inc. (b)	27,500	815,100
Marriott International, Inc., Class A (b)	21,785	2,051,711
McDonald's Corp.	9,028	1,170,119
NIKE, Inc., Class B (b)	26,027	1,450,485
Nordstrom, Inc. (b)	9,381	436,873
Ross Stores, Inc.	6,198	408,262
Sally Beauty Holdings, Inc. (a)	23,272	475,680
Scripps Networks Interactive, Inc. Class A (b)	13,679	1,072,023
Starbucks Corp.	45,300	2,645,067
Time Warner, Inc.	11,579	1,131,384
TJX Cos., Inc., The	3,152	249,260
Tupperware Brands Corp. (b)	12,753	799,868
VF Corp. (b)	16,300	896,011
Walt Disney Co., The	14,180	1,607,870
Williams-Sonoma, Inc.	5,835	312,873
		28,415,100

CONSUMER STAPLES: 8.8%
Campbell Soup Co. (b)	13,901	795,693
Clorox Co., The (b)	1,640	221,121
CVS Health Corp. (b)	24,876	1,952,766
Estee Lauder Cos, Inc., The, Class A (b)	8,219	696,889
General Mills, Inc. (b)	29,116	1,718,135
Hershey Co/The	6,686	730,446
Ingredion, Inc.	4,441	534,830
JM Smucker Co., The (b)	1,118	146,547
Kimberly-Clark Corp.	20,654	2,718,686
Kroger Co., The (b)	2,749	81,068
PepsiCo, Inc.	45,180	5,053,835
Procter & Gamble Co., The	22,100	1,985,685

Schedule of Investments (Unaudited)
Pax ESG Beta Quality Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
CONSUMER STAPLES, continued
Sysco Corp. (b)	15,968	$829,059
Walgreens Boots Alliance, Inc. (b)	649	53,899
		17,518,659

ENERGY: 1.1%
Dril-Quip, Inc. (a)(b)	1,210	66,006
Schlumberger, Ltd.	7,525	587,703
Valero Energy Corp. (b)	7,912	524,486
World Fuel Services Corp.	30,177	1,093,916
		2,272,111

FINANCIALS: 11.9%
Aflac, Inc. (b)	56,430	4,086,661
Allstate Corp., The	954	77,741
American Express Co. (b)	6,578	520,386
Discover Financial Services	26,470	1,810,283
East West Bancorp, Inc.	22,447	1,158,490
Factset Research Systems, Inc. (b)	379	62,501
Lincoln National Corp.	21,569	1,411,691
MetLife, Inc.	14,645	773,549
Moody's Corp.	14,592	1,634,888
Nasdaq, Inc. (b)	1,141	79,242
PNC Financial Services Group, Inc.	30,700	3,691,368
Reinsurance Group of America, Inc.	23,738	3,014,251
Travelers Cos., Inc., The (b)	16,532	1,992,767
U.S. Bancorp (b)	2,718	139,977
Unum Group (b)	55,824	2,617,587
Validus Holdiings, Ltd.	9,108	513,600
		23,584,982

HEALTH CARE: 15.2%
AbbVie, Inc. (b)	7,597	495,021
Agilent Technologies, Inc.	27,250	1,440,708
AmerisourceBergen Corp. (b)	997	88,235
Amgen, Inc.	1,451	238,066
Anthem, Inc. (b)	2,937	485,721
Baxter International, Inc.	113,339	5,877,761

Schedule of Investments (Unaudited)
Pax ESG Beta Quality Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
HEALTH CARE, continued
Celgene Corp. (a)	17,207	$2,141,067
Centene Corp. (a)(b)	1,183	84,301
Cigna Corp.	331	48,488
Gilead Sciences, Inc.	13,966	948,571
HCA Holdings, Inc. (a)	19,635	1,747,319
Henry Schein, Inc. (a)	589	100,112
Humana, Inc.	5,178	1,067,393
Johnson & Johnson	41,135	5,123,364
Merck & Co., Inc.	39,885	2,534,293
Quest Diagnostics, Inc.	8,763	860,439
Quintiles IMS Holdings, Inc. (a)(b)	3,280	264,138
Thermo Fisher Scientific, Inc.	24,962	3,834,163
UnitedHealth Group, Inc.	15,549	2,550,191
		29,929,351

INDUSTRIALS: 10.6%
3M Co. (b)	23,800	4,553,654
Delta Air Lines, Inc.	13,402	615,956
Expeditors Intl. of Washington, Inc. (b)	12,396	700,250
FedEx Corp.	3,731	728,105
HD Supply Holdings, Inc. (a)	2,176	89,488
JB Hunt Transport Services, Inc.	2,335	214,213
Landstar System, Inc.	22,000	1,884,300
MSC Industrial Direct Co., Inc., Class A	1,599	164,313
Owens Corning	1,148	70,453
Robert Half International, Inc.	1,425	69,583
Roper Technologies, Inc.	8,580	1,771,684
Ryder System, Inc. (b)	17,933	1,352,866
Spirit AeroSystems Holdings, Inc., Class A	26,057	1,509,221
Stanley Black & Decker, Inc.	24,469	3,251,196
Toro Co., The	10,382	648,460
United Parcel Service, Inc., Class B (b)	22,251	2,387,532
W.W. Grainger, Inc. (b)	733	170,613
Waste Management, Inc.	13,039	950,804
		21,132,691

INFORMATION TECHNOLOGY: 22.8%
Accenture PLC, Class A (b)	7,975	956,043
Alphabet, Inc., Class A (a)	4,465	3,785,427
Alphabet, Inc., Class C (a)	1,456	1,207,842
Apple, Inc.	46,884	6,735,355
CDW Corp. (b)	1,459	84,199

Schedule of Investments (Unaudited)
Pax ESG Beta Quality Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Cisco Systems, Inc.	66,029	$2,231,780
Cognizant Technology Solutions, Class A (a)	24,303	1,446,515
Dell Technologies, Inc. (a)	4,276	274,006
eBay, Inc. (a)	53,106	1,782,768
F5 Networks, Inc. (a)(b)	2,176	310,232
Facebook, Inc., Class A (a)	15,000	2,130,750
HP, Inc.	130,758	2,337,953
IBM (b)	17,958	3,127,206
Intel Corp. (b)	75,899	2,737,677
Intuit, Inc.	2,033	235,808
MasterCard, Inc., Class A (b)	28,000	3,149,160
Microsoft Corp.	52,646	3,467,265
NCR Corp. (a)(b)	4,154	189,755
NVIDIA Corp.	6,341	690,725
Oracle Corp.	23,974	1,069,480
QUALCOMM, Inc.	2,500	143,350
Red Hat, Inc. (a)(b)	9,990	864,135
Synopsys, Inc. (a)	14,737	1,062,980
Texas Instruments, Inc.	45,595	3,673,133
Visa, Inc., Class A (b)	16,335	1,451,691
		45,145,235

MATERIALS: 2.6%
Air Products & Chemicals, Inc.	4,886	661,027
Albemarle Corp. (b)	472	49,862
Celanese Corp., Series A	10,113	908,653
Eastman Chemical Co.	18,005	1,454,804
Owens-Illinois, Inc. (a)	16,846	343,321
Praxair, Inc. (b)	7,594	900,648
Sonoco Products Co. (b)	12,362	654,197
Valspar Corp., The (b)	1,450	160,863
		5,133,375

REAL ESTATE: 4.1%
CBRE Group, Inc., Class A (a)(b)	45,500	1,582,945
Chimera Investment Corp., REIT	194,369	3,922,366
Hospitality Properties Trust, REIT (b)	31,021	978,092
Host Hotels & Resorts, Inc., REIT	48,926	912,959
MFA Financial, Inc., REIT	44,988	363,503
Outfront Media, Inc., REIT	2,193	58,224
Senior Housing Properties Trust, REIT	14,185	287,246
		8,105,335

Schedule of Investments (Unaudited)
Pax ESG Beta Quality Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
TELECOMMUNICATION SERVICES: 4.1%
AT&T, Inc. (b)	78,882	$3,277,547
Verizon Communications, Inc.	101,850	4,965,188
		8,242,735

UTILITIES: 3.8%
American Water Works Co., Inc. (b)	37,984	2,954,016
Consolidated Edison, Inc. (b)	27,987	2,173,470
Dominion Resources, Inc. (b)	262	20,323
Eversource Energy (b)	3,182	187,038
Hawaiian Electric Industries, Inc.	9,721	323,807
NextEra Energy, Inc.	4,135	530,810
PG&E Corp.	17,195	1,141,060
WEC Energy Group, Inc.	4,403	266,954
		7,597,478

TOTAL COMMON STOCKS		197,077,052
(Cost $133,169,995)

MONEY MARKET: 0.4%
State Street Institutional U.S. Government Money Market Fund (c)	884,369	884,369
(Cost $884,369)

SECURITIES PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LENDING: 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio	1,940,991	1,940,991
(Cost $1,940,991)

TOTAL INVESTMENTS: 100.7%		199,902,412
(Cost $135,995,355)

Payable upon return of securities loaned: -1.0%		(1,940,991)

Other assets and liabilities - (net): 0.3%		668,743

Net Assets: 100.0%		$198,630,164

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of March 31, 2017. The total market value of securities on loan as of March 31, 2017 was $49,064,795.
(c)	Institutional Class shares
REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax ESG Beta Dividend Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 99.1%
CONSUMER DISCRETIONARY: 12.1%
Amazon.com, Inc. (a)	3,214	$2,849,340
Coach, Inc.	2,626	108,533
Darden Restaurants, Inc.	4,544	380,196
Delphi Automotive PLC	3,351	269,722
Domino's Pizza, Inc.	1,335	246,041
GameStop Corp., Class A (b)	17,941	404,570
Gap Inc., The	41,380	1,005,120
Garmin, Ltd.	12,106	618,738
Home Depot, Inc., The	15,672	2,301,120
Kohl's Corp. (b)	7,343	292,325
Lowe's Cos., Inc.	7,182	590,432
Marriott International, Inc., Class A	2,037	191,845
Mattel, Inc.	16,429	420,747
McDonald's Corp.	12,672	1,642,418
Nordstrom, Inc. (b)	10,964	510,593
Omnicom Group, Inc.	4,552	392,428
Regal Entertainment Group, Class A	12,510	282,476
Royal Caribbean Cruises, Ltd.	4,657	456,898
Staples, Inc.	62,217	545,643
Starbucks Corp.	12,600	735,714
Time Warner, Inc.	4,008	391,622
Tupperware Brands Corp.	17,899	1,122,625
Walt Disney Co., The	4,408	499,823
Williams-Sonoma, Inc.	16,528	886,231
		17,145,200

CONSUMER STAPLES: 9.5%
Campbell Soup Co.	6,922	396,215
Clorox Co., The	2,641	356,086
Coca-Cola Co., The	46,352	1,967,179
Colgate-Palmolive Co.	482	35,278
CVS Health Corp.	3,625	284,563
General Mills, Inc.	11,102	655,129
Hershey Co/The	2,537	277,167
Kellogg Co.	11,306	820,929
Kimberly-Clark Corp.	16,779	2,208,620
PepsiCo, Inc.	24,223	2,709,585
Procter & Gamble Co., The	32,260	2,898,560
Sysco Corp.	12,514	649,727
Whole Foods Market, Inc.	5,598	166,373
		13,425,411

Schedule of Investments (Unaudited)
Pax ESG Beta Dividend Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
ENERGY: 3.7%
Baker Hughes, Inc.	10,132	$606,096
EOG Resources, Inc.	5,317	518,673
Occidental Petroleum Corp.	9,806	621,308
Oceaneering International, Inc.	17,664	478,341
ONEOK, Inc.	7,390	409,702
Schlumberger, Ltd.	18,535	1,447,584
Targa Resources Corp.	12,980	777,502
Valero Energy Corp.	5,407	358,430
		5,217,636

FINANCIALS: 13.1%
Aflac, Inc.	10,801	782,208
Ameriprise Financial, Inc.	6,762	876,896
Bank of America Corp.	31,250	737,188
BlackRock, Inc.	877	336,338
Chimera Investment Corp., REIT	36,533	737,236
CME Group, Inc.	19,988	2,374,574
Cullen/Frost Bankers, Inc.	2,233	198,670
Eaton Vance Corp.	5,594	251,506
Factset Research Systems, Inc.	2,274	375,005
Invesco, Ltd.	23,026	705,286
JPMorgan Chase & Co.	15,274	1,341,668
LPL Financial Holdings, Inc.	16,597	661,059
MetLife, Inc.	7,773	410,570
MFA Financial, Inc., REIT	20,980	169,518
Moody's Corp.	11,947	1,338,542
Old Republic International Corp.	46,626	954,900
People's United Financial, Inc. (b)	117,940	2,146,508
Principal Financial Group, Inc.	12,419	783,763
ProAssurance Corp.	6,089	366,862
Prudential Financial, Inc.	9,714	1,036,290
Regions Financial Corp.	23,014	334,393
U.S. Bancorp	31,277	1,610,766
		18,529,746

Schedule of Investments (Unaudited)
Pax ESG Beta Dividend Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
HEALTH CARE: 12.3%
Abbott Laboratories	27,383	$1,216,079
AbbVie, Inc.	23,719	1,545,530
Alkermes PLC (a)	478	27,963
Amgen, Inc.	8,843	1,450,871
Anthem, Inc.	948	156,780
Baxter International, Inc.	5,263	272,939
Becton Dickinson & Co.	2,436	446,860
Bristol-Myers Squibb Co.	6,592	358,473
Cardinal Health, Inc.	10,513	857,335
Celgene Corp. (a)	1,959	243,758
Eli Lilly & Co.	13,140	1,105,205
Humana, Inc.	564	116,263
IDEXX Laboratories, Inc. (a)	1,147	177,338
Illumina, Inc. (a)	2,085	355,784
Johnson & Johnson	28,438	3,541,953
Merck & Co., Inc.	46,166	2,933,388
Quest Diagnostics, Inc.	4,908	481,917
ResMed, Inc. (b)	3,556	255,925
UnitedHealth Group, Inc.	11,376	1,865,778
		17,410,139

INDUSTRIALS: 14.5%
3M Co.	20,631	3,947,329
Covanta Holding Corp. (b)	47,237	741,621
Cummins, Inc.	8,329	1,259,345
Donaldson Co., Inc.	2,715	123,587
Dover Corp.	8,289	666,021
Eaton Corp PLC	13,063	968,621
Emerson Electric Co.	37,742	2,259,236
Fastenal Co (b)	13,714	706,271
Hubbell, Inc.	1,202	144,300
Illinois Tool Works, Inc.	13,385	1,773,111
Ingersoll-Rand PLC	9,262	753,186
Lincoln Electric Holdings, Inc.	1,913	166,163
ManpowerGroup, Inc.	1,581	162,163
MSC Industrial Direct Co., Inc., Class A	1,551	159,381
Nielsen Holdings PLC	9,299	384,142
Robert Half International, Inc.	8,803	429,850
Rockwell Automation, Inc.	10,480	1,631,841

Schedule of Investments (Unaudited)
Pax ESG Beta Dividend Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
INDUSTRIALS, continued
RR Donnelley & Sons, Co.	3,701	$44,819
Ryder System, Inc.	2,970	224,057
Stanley Black & Decker, Inc.	3,462	459,996
Timken Co., The	3,457	156,256
Union Pacific Corp.	5,221	553,008
United Parcel Service, Inc., Class B	17,575	1,885,798
W.W. Grainger, Inc. (b)	1,711	398,252
Waste Management, Inc.	7,965	580,808
		20,579,162

INFORMATION TECHNOLOGY: 21.1%
Accenture PLC, Class A	15,254	1,828,650
Activision Blizzard, Inc.	5,670	282,706
Adobe Systems, Inc. (a)	3,019	392,862
Alphabet, Inc., Class A (a)	2,251	1,908,398
Analog Devices, Inc.	9,336	765,085
Apple, Inc.	20,116	2,889,865
Automatic Data Processing, Inc.	4,917	503,452
CA, Inc.	35,679	1,131,738
Cisco Systems, Inc.	93,371	3,155,939
Computer Sciences Corp.	1,477	101,928
Corning, Inc.	7,028	189,756
HP, Inc.	30,337	542,426
IBM	14,467	2,519,283
Intel Corp.	51,095	1,842,997
Jack Henry & Associates, Inc.	2,038	189,738
Leidos Holdings, Inc.	4,510	230,641
MasterCard, Inc., Class A	5,872	660,424
Maxim Integrated Products, Inc.	15,534	698,409
Microsoft Corp.	39,203	2,581,910
National Instruments Corp.	24,759	806,153
NetApp, Inc.	7,586	317,474
Oracle Corp.	3,778	168,537
QUALCOMM, Inc.	17,969	1,030,342
salesforce.com, Inc. (a)	5,385	444,209
Texas Instruments, Inc.	27,590	2,222,650
Visa, Inc., Class A	3,683	327,308
Western Digital Corp.	4,319	356,447
Western Union Co., The (b)	47,393	964,448
Xerox Corp.	101,548	745,362
Xilinx, Inc.	4,735	274,109
		30,073,246

Schedule of Investments (Unaudited)
Pax ESG Beta Dividend Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
MATERIALS: 2.9%
Air Products & Chemicals, Inc.	6,017	$814,040
Avery Dennison Corp.	3,769	303,781
Celanese Corp., Series A	1,702	152,925
Eastman Chemical Co.	1,797	145,198
Ecolab, Inc.	1,278	160,185
EI du Pont de Nemours & Co.	2,082	167,247
International Flavors & Fragrances, Inc.	2,625	347,891
Mosaic Co., The	15,224	444,236
Praxair, Inc.	8,356	991,022
Sherwin-Williams Co., The	502	155,715
Sonoco Products Co.	7,259	384,146
		4,066,386

REAL ESTATE: 1.8%
Host Hotels & Resorts, Inc., REIT	22,729	424,123
Iron Mountain, Inc., REIT	18,494	659,681
Outfront Media, Inc., REIT	5,393	143,184
Public Storage, REIT	645	141,197
Senior Housing Properties Trust, REIT	38,534	780,314
Uniti Group, Inc., REIT	14,314	370,017
		2,518,516

TELECOMMUNICATION SERVICES: 5.1%
AT&T, Inc.	72,753	3,022,887
CenturyLink, Inc.	87,219	2,055,752
Verizon Communications, Inc.	44,939	2,190,776
		7,269,415

UTILITIES: 3.0%
CenterPoint Energy, Inc.	51,875	1,430,193
Consolidated Edison, Inc.	16,139	1,253,355
Dominion Resources, Inc.	10,642	825,500
PG&E Corp.	11,467	760,950
		4,269,998

TOTAL COMMON STOCKS		140,504,855
(Cost $128,036,506)

MONEY MARKET: 0.8%
State Street Institutional U.S. Government Money Market Fund (c)	1,204,644	1,204,644
(Cost $1,204,644)

Schedule of Investments (Unaudited)
Pax ESG Beta Dividend Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
SECURITIES PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LENDING: 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio	1,039,791	$1,039,791
(Cost $1,039,791)

TOTAL INVESTMENTS: 100.6%		142,749,290
(Cost $130,280,941)

Payable upon return of securities loaned - (net): -0.7%		(1,039,791)

Other assets and liabilities - (net): 0.1%		136,663

Net Assets: 100.0%		$141,846,162

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of March 31, 2017. The total market value of securities on loan as of March 31, 2017 was $3,746,220.
(c)	Institutional Class shares
REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 98.2%
AUSTRALIA: 9.8%
AGL Energy, Ltd.	75,836	$1,527,571
Amcor, Ltd.	143,517	1,650,786
AMP, Ltd.	202,622	801,597
APA Group	90,306	618,082
Australia & New Zealand Banking Group, Ltd	215,143	5,223,815
Bendigo & Adelaide Bank, Ltd.	37,942	351,527
Brambles, Ltd.	127,521	910,684
Caltex Australia, Ltd.	35,117	791,242
Coca-Cola Amatil, Ltd.	13,069	108,049
Commonwealth Bank of Australia	139,488	9,146,930
Dexus Property Group, REIT	31,189	232,782
Goodman Group, REIT	183,000	1,081,965
GPT Group, The, REIT	351,695	1,384,148
Insurance Australia Group, Ltd.	216,041	998,246
LendLease Group	42,536	505,899
Macquarie Group, Ltd.	26,257	1,809,019
Mirvac Group, REIT	418,144	699,563
National Australia Bank, Ltd.	209,893	5,344,369
Newcrest Mining, Ltd.	56,881	969,563
South32 Ltd	210,699	444,187
Stockland, REIT	322,980	1,145,302
Sydney Airport	190,364	984,328
Transurban Group	178,908	1,594,768
Wesfarmers, Ltd.	93,302	3,212,194
Westpac Banking Corp.	252,854	6,759,372
Woodside Petroleum, Ltd.	57,545	1,409,758
		49,705,746

AUSTRIA: 0.2%
OMV AG	19,436	765,959

BELGIUM: 0.4%
Colruyt SA	8,694	426,964
KBC Group NV	16,297	1,080,376
Umicore SA	5,735	326,603
		1,833,943

DENMARK: 1.9%
Genmab A/S (a)	3,663	704,870
Novo Nordisk A/S, Class B	155,447	5,337,884
Novozymes A/S, Class B	15,396	609,984

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
DENMARK, continued
Pandora A/S	10,873	$1,203,405
Vestas Wind Systems A/S	21,901	1,781,432
		9,637,575

FINLAND: 0.1%
Wartsila OYJ Abp	11,548	617,390

FRANCE: 10.1%
Accor SA	18,680	776,978
Air Liquide SA	29,173	3,330,933
Atos SE	12,152	1,501,751
AXA SA	126,213	3,260,810
Bouygues SA	17,618	716,081
Bureau Veritas SA	61,941	1,305,627
Capgemini SE	15,268	1,409,322
Carrefour SA	37,840	891,553
Christian Dior SE	4,591	1,065,696
Danone SA	47,386	3,223,430
Essilor International SA	24,124	2,928,920
Gecina SA, REIT	6,896	935,020
Kering	6,462	1,670,200
Legrand SA	24,581	1,479,716
L'Oreal SA	23,870	4,591,097
Michelin	5,364	651,821
Natixis SA	58,580	360,628
Orange SA	156,372	2,427,765
Renault SA	19,021	1,652,396
Rexel SA	41,882	758,801
Schneider Electric SE	45,776	3,363,102
Societe BIC SA	3,046	379,488
Suez	28,167	444,533
TOTAL SA	132,202	6,684,582
Unibail-Rodamco SE, REIT	9,851	2,296,964
Valeo SA	21,565	1,434,541
Vivendi SA	94,085	1,825,121
		51,366,876

GERMANY: 8.3%
adidas AG	15,629	2,973,134
Allianz SE	29,742	5,515,539
BASF SE	70,066	6,937,489
Bayerische Motoren Werke AG	26,638	2,430,498
Beiersdorf AG	7,057	667,797

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK, continued
GERMANY, continued
Brenntag AG	15,565	$872,366
Deutsche Boerse AG	9,476	870,636
Deutsche Post AG	69,456	2,377,029
Fraport AG Frankfurt Airport Svc Worldwide	5,735	405,512
GEA Group AG	15,506	658,749
HeidelbergCement AG	17,128	1,604,005
Henkel AG & Co. KGaA	9,128	1,015,106
Merck KGaA	19,211	2,189,154
METRO AG	25,626	818,816
Muenchener Rueckversicherungs AG	11,634	2,277,382
ProSiebenSat.1 Media SE	16,772	742,675
SAP SE	75,330	7,390,473
Symrise AG	19,203	1,277,026
TUI AG	48,701	674,424
		41,697,810

HONG KONG: 2.0%
BOC Hong Kong Holdings, Ltd.	287,557	1,175,337
CLP Holdings, Ltd.	167,500	1,753,469
Hang Seng Bank, Ltd.	56,400	1,144,157
Hong Kong & China Gas Co., Ltd.	395,440	791,159
Hong Kong Exchanges and Clearing, Ltd.	110,006	2,775,886
Li & Fung, Ltd.	812,000	352,278
MTR Corp., Ltd.	54,045	303,647
Swire Pacific, Ltd., Class A	99,000	989,531
Swire Properties, Ltd.	183,400	587,792
		9,873,256

IRELAND: 0.6%
CRH PLC	59,505	2,096,903
Kerry Group PLC, Class A	12,712	999,457
		3,096,360

ISRAEL: 0.2%
Bank Hapoalim BM	131,247	799,843

ITALY: 1.3%
Assicurazioni Generali SpA	72,871	1,156,181
CNH Industrial NV	92,539	890,695
Intesa Sanpaolo SpA	812,593	2,210,336
Snam SpA	386,996	1,672,571
Terna Rete Elettrica Nazionale	148,293	735,157
		6,664,940

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK, continued
JAPAN: 23.1%
Aeon Co., Ltd.	59,600	$872,696
AEON Financial Service Co., Ltd.	12,200	230,360
Aisin Seiki Co., Ltd.	17,100	842,211
Ajinomoto Co., Inc.	47,000	929,976
Asahi Glass Co., Ltd.	123,000	997,969
Asahi Kasei Corp.	110,000	1,068,806
Asics Corp.	15,800	254,216
Astellas Pharma, Inc.	157,400	2,075,936
Benesse Holdings, Inc.	10,200	319,281
Casio Computer Co., Ltd.	16,400	228,649
Central Japan Railway Co.	11,300	1,845,740
Chugai Pharmaceutical Co., Ltd.	22,600	777,966
Dai Nippon Printing Co., Ltd.	88,000	952,281
Daikin Industries, Ltd.	19,000	1,915,926
Daiwa House Industry Co., Ltd.	57,400	1,649,903
Denso Corp.	25,500	1,125,113
Dentsu, Inc.	17,100	931,296
East Japan Railway Co.	24,900	2,174,305
Eisai Co., Ltd.	19,200	997,098
Fast Retailing Co., Ltd.	3,900	1,227,264
Fujitsu, Ltd.	158,000	969,864
Hitachi Chemical Co., Ltd.	16,400	455,569
Hitachi Construction Machinery Co., Ltd.	17,700	442,894
Hitachi Metals, Ltd.	29,200	410,719
Honda Motor Co., Ltd.	130,700	3,945,707
Inpex Corp.	63,400	625,186
Kajima Corp.	113,000	739,139
Kansai Paint Co., Ltd.	16,700	356,400
Kao Corp.	39,100	2,147,237
KDDI Corp.	122,800	3,229,736
Keio Corp.	41,000	325,720
Keyence Corp.	6,800	2,727,975
Kikkoman Corp.	18,000	537,959
Kobe Steel, Ltd. (a)	26,400	241,570
Komatsu, Ltd.	81,500	2,134,752
Konica Minolta, Inc.	54,800	491,534
Kubota Corp.	88,000	1,326,466
Kuraray Co., Ltd.	58,000	882,331
Kyocera Corp.	33,900	1,893,903
Lawson, Inc.	3,900	265,183
Marui Group Co., Ltd.	15,800	215,293
Mazda Motor Corp.	40,300	581,726
Mitsubishi Corp.	114,000	2,470,674

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK, continued
JAPAN, continued
Mitsubishi Electric Corp.	187,000	$2,694,350
Mitsubishi Estate Co., Ltd.	66,000	1,202,959
Mitsubishi Materials Corp.	11,400	346,023
Mitsubishi UFJ Lease & Finance Co., Ltd.	54,900	274,358
Mitsui Fudosan Co., Ltd.	88,000	1,878,960
Mitsui OSK Lines, Ltd.	127,000	399,117
Mizuho Financial Group, Inc.	2,150,200	3,946,858
Murata Manufacturing Co., Ltd.	15,300	2,179,722
NEC Corp.	223,000	538,336
NGK Insulators, Ltd.	32,000	725,969
NGK Spark Plug Co., Ltd.	16,100	369,196
Nikon Corp.	31,700	460,660
Nippon Telegraph & Telephone Corp.	53,500	2,287,302
Nissan Motor Co., Ltd.	200,600	1,934,261
Nitto Denko Corp.	13,400	1,036,624
NSK, Ltd.	40,900	585,906
NTT DOCOMO, Inc.	100,700	2,351,571
Omron Corp.	18,700	821,656
Oriental Land Co., Ltd./Japan	17,600	1,011,735
Osaka Gas Co., Ltd.	60,000	228,779
Panasonic Corp.	167,300	1,893,369
Resona Holdings, Inc.	234,000	1,257,955
Santen Pharmaceutical Co., Ltd.	44,700	649,275
Secom Co., Ltd.	15,800	1,135,346
Sekisui House, Ltd.	52,200	860,715
Seven & i Holdings Co., Ltd.	51,900	2,038,820
Shimadzu Corp.	32,000	509,272
Shimizu Corp.	64,000	574,709
Shin-Etsu Chemical Co., Ltd.	28,300	2,459,815
Shionogi & Co., Ltd.	19,800	1,024,998
Shiseido Co., Ltd.	11,700	307,952
Sompo Holdings, Inc.	29,500	1,083,783
Sony Corp.	104,100	3,513,214
Stanley Electric Co., Ltd.	11,800	337,353
Subaru Corp.	46,100	1,690,868
Sumitomo Chemical Co., Ltd.	86,000	481,695
Sumitomo Corp.	97,100	1,309,962
Sumitomo Electric Industries, Ltd.	58,200	967,480
Sumitomo Metal Mining Co., Ltd.	60,000	858,067
Sumitomo Mitsui Financial Group	111,600	4,062,102
Sumitomo Mitsui Trust Holdings Inc	21,100	731,155
Suzuken Co., Ltd./Aichi Japan	14,400	473,201
Sysmex Corp.	14,700	894,365

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK, continued
JAPAN, continued
T&D Holdings, Inc.	74,900	$1,085,648
Takeda Pharmaceutical Co., Ltd.	56,500	2,659,858
TDK Corp.	13,100	831,784
Teijin, Ltd.	16,000	302,119
Toho Gas Co., Ltd.	57,000	404,282
Tokyo Electron, Ltd.	13,700	1,499,827
Tokyo Gas Co., Ltd.	181,000	826,645
Tokyu Corp.	182,000	1,293,136
Toray Industries, Inc.	136,000	1,210,410
TOTO, Ltd.	19,700	745,235
Toyota Industries Corp.	14,800	736,228
Yakult Honsha Co., Ltd.	5,500	306,100
Yamada Denki Co., Ltd.	125,400	626,889
Yamaha Corp.	18,600	514,565
Yamaha Motor Co., Ltd.	21,600	520,057
		116,787,125

LUXEMBOURG: 0.4%
SES SA	26,718	621,166
Tenaris SA	69,907	1,208,856
		1,830,022

NETHERLANDS: 5.7%
Aegon NV	130,485	664,671
Akzo Nobel NV	20,947	1,734,072
ASML Holding NV	29,205	3,875,293
EXOR NV	8,321	430,261
Gemalto NV	9,765	544,750
ING Groep NV	325,837	4,921,528
Koninklijke Ahold Delhaize NV	114,600	2,448,979
Koninklijke DSM NV	18,609	1,258,512
Koninklijke KPN NV	202,721	609,464
Koninklijke Philips NV	76,709	2,464,220
NN Group NV	24,805	805,595
RELX NV	69,410	1,287,666
Unilever NV	127,584	6,338,484
Wolters Kluwer NV	34,208	1,419,712
		28,803,207

NEW ZEALAND: 0.2%
Auckland International Airport, Ltd.	167,786	794,477

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK, continued
NORWAY: 1.0%
DNB ASA	107,452	$1,706,184
Norsk Hydro ASA	140,922	821,255
Statoil ASA	78,896	1,356,108
Telenor ASA	55,498	923,234
		4,806,781

PORTUGAL: 0.3%
EDP - Energias de Portugal SA	182,333	616,497
Galp Energia SGPS SA	60,311	914,759
		1,531,256

SINGAPORE: 1.5%
Ascendas Real Estate Investment, REIT	173,000	311,534
CapitaLand, Ltd.	204,200	530,026
City Developments, Ltd.	102,600	747,703
DBS Group Holdings, Ltd.	170,249	2,358,271
Keppel Corp., Ltd.	110,700	549,096
Singapore Press Holdings, Ltd.	263,500	668,669
Singapore Telecommunications, Ltd.	778,300	2,181,055
		7,346,354

SPAIN: 3.3%
Amadeus IT Group SA, Class A	42,532	2,155,035
Banco Bilbao Vizcaya Argentaria SA	424,994	3,299,087
Banco de Sabadell SA	420,253	770,016
CaixaBank SA	185,939	799,441
Distribuidora Internacional d Alimentacion	52,439	303,103
Enagas SA	17,069	442,829
Ferrovial SA	32,190	643,395
Iberdrola SA	412,331	2,946,059
Industria de Diseno Textil SA	80,265	2,826,656
Red Electrica Corp. SA	38,016	728,934
Repsol SA	106,671	1,652,643
		16,567,198

SWEDEN: 4.7%
Alfa Laval AB	28,035	528,398
Assa Abloy AB, Class B	91,514	1,881,316
Atlas Copco AB, Class A	50,210	1,769,856
Atlas Copco AB, Class B	35,462	1,126,478
Boliden AB	30,706	913,974
Electrolux AB, Class B	20,436	567,341
Ericsson, Class B	149,587	998,698
Hennes & Mauritz AB, Class B	67,745	1,728,906
Kinnevik AB, Class B	11,355	302,681
Nordea Bank AB	193,791	2,210,929
Sandvik AB	91,037	1,359,814
Skandinaviska Enskilda Banken AB, Class A (a)	94,236	1,047,161
SKF AB, Class B	32,032	633,449
Svenska Cellulosa AB SCA, Class B	60,700	1,956,136

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK, continued
SWEDEN, continued
Svenska Handelsbanken AB, Class A (a)	118,956	$1,630,180
Swedbank AB, Class A	68,961	1,595,650
Telia Co AB	310,741	1,302,731
Volvo AB, Class B	145,420	2,145,234
		23,698,932

SWITZERLAND: 9.3%
ABB, Ltd. (a)	126,388	2,958,172
Actelion, Ltd. (a)	8,178	2,307,397
Aryzta AG (a)	5,210	167,287
Chocoladefabriken Lindt & Spruengli AG	213	1,206,922
Givaudan SA	802	1,444,441
Kuehne & Nagel International AG	9,918	1,400,453
LafargeHolcim, Ltd. (a)	36,263	2,139,495
Lonza Group AG (a)	7,133	1,348,287
Novartis AG	172,624	12,818,629
Roche Holding AG	54,167	13,852,322
SGS SA	622	1,326,488
Swiss Re AG	25,239	2,266,866
Swisscom AG	1,720	792,852
Zurich Insurance Group AG (a)	11,126	2,969,090
		46,998,701

UNITED KINGDOM: 13.8%
3i Group PLC	123,409	1,158,695
Aberdeen Asset Management PLC	77,269	256,408
Associated British Foods PLC	27,246	890,010
Aviva PLC	305,045	2,035,584
Barratt Developments PLC	88,394	605,501
British Land Co. PLC, The, REIT	80,877	618,231
BT Group PLC	631,154	2,520,273
Bunzl PLC	38,501	1,119,050
Burberry Group PLC	42,672	920,891

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK, continued
UNITED KINGDOM, continued
Capita PLC	65,189	$461,057
Croda International PLC	16,005	714,885
GlaxoSmithKline PLC	355,676	7,395,552
Hammerson PLC, REIT	79,013	564,972
InterContinental Hotels Group PLC	24,876	1,218,399
Intertek Group PLC	17,533	863,023
Intu Properties PLC, REIT	120,134	420,295
Investec PLC	45,815	312,406
ITV PLC	373,183	1,024,449
Johnson Matthey PLC	16,200	625,029
Kingfisher PLC	161,462	660,636
Land Securities Group PLC, REIT	65,450	869,257
Legal & General Group PLC	425,712	1,318,191
London Stock Exchange Group PLC	22,936	912,496
Marks & Spencer Group PLC	130,551	551,431
Mondi PLC	35,200	850,480
National Grid PLC	282,128	3,579,443
Next PLC	15,861	858,030
Old Mutual PLC	362,357	911,934
Pearson PLC	77,814	663,509
Petrofac, Ltd.	35,459	409,599
Prudential PLC	190,393	4,021,731
Reckitt Benckiser Group PLC	55,614	5,077,097
RELX PLC	79,221	1,551,001
RSA Insurance Group PLC	97,809	718,300
Schroders PLC	9,485	359,972
Segro PLC, REIT	59,681	341,218
SSE PLC	59,495	1,099,532
Standard Chartered PLC (a)	234,489	2,242,870
Standard Life PLC	136,287	605,979
Taylor Wimpey PLC	361,727	874,939
Tesco PLC (a)	660,383	1,536,952
Unilever PLC	106,459	5,251,331
United Utilities Group PLC	59,133	736,264
Vodafone Group PLC	2,027,846	5,284,535
Whitbread PLC	20,901	1,037,099
Wm Morrison Supermarkets PLC	319,969	962,876
Wolseley PLC	18,534	1,166,929
WPP PLC	77,085	1,689,632
		69,867,973

TOTAL COMMON STOCKS
(Cost $478,889,259)		495,091,724

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
PREFERRED STOCKS: 0.5%
GERMANY: 0.4%
Bayerische Motoren Werke AG	9,007	$708,485
Henkel AG & Co. KGaA	12,130	1,554,763
		2,263,248

ITALY: 0.1%
Intesa Sanpaolo SpA	159,732	406,276

TOTAL PREFERRED STOCKS		2,669,524
(Cost $2,355,305)

EXCHANGE-TRADED FUNDS: 0.7%
iShares MSCI EAFE ETF	54,301	3,382,409
(Cost $3,280,859)

TOTAL INVESTMENTS: 99.4%		501,143,657
(Cost $484,525,423)

Other assets and liabilities - (net): 0.6%
		3,062,246

Net Assets: 100.0%
		$504,205,903

(a)	Non-income producing security.
REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	March 31, 2017

SUMMARY OF INVESTMENTS BY SECTOR

		PERCENT
SECTOR	VALUE	OF NET ASSETS
Consumer Discretionary	$59,786,255	11.8%
Consumer Staples	51,054,326	10.1%
Energy	17,934,092	3.6%
Financials	108,772,657	21.6%
Health Care	58,435,710	11.6%
Industrials	71,638,298	14.2%
Information Technology	30,339,193	6.0%
Materials	39,859,770	7.9%
Real Estate	18,994,024	3.8%
Telecommunication Services	23,910,517	4.7%
Utilities	17,036,406	3.4%
Exchange-Traded Funds	3,382,409	0.7%
Other assets and liabilities - (net)	3,062,246	0.6%
Total	$504,205,903	100.0%

Schedule of Investments (Unaudited)
Pax Global Environmental Markets Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 98.8%
RENEWABLE & ALTERNATIVE ENERGY: 1.3%
RENEWABLE ENERGY DEVELOPERS &
INDEPENDENT POWER PRODUCERS (IPPS) : 1.3%
Huaneng Renewables Corp., Ltd.	15,164,000	$5,251,591

ENERGY EFFICIENCY: 30.5%
POWER NETWORK EFFICIENCY: 3.1%
Hubbell, Inc.	63,741	7,652,107
Itron, Inc. (a)	73,485	4,460,540
		12,112,647

INDUSTRIAL ENERGY EFFICIENCY: 3.0%
Delta Electronics, Inc.	1,414,475	7,575,710
PTC, Inc. (a)	84,100	4,419,455
		11,995,165
BUILDINGS ENERGY EFFICIENCY: 11.9%
Acuity Brands, Inc.	17,380	3,545,520
Ingersoll-Rand PLC	112,300	9,132,236
Kingspan Group PLC	148,152	4,726,441
Legrand SA	225,774	13,591,040
Sekisui Chemical Co., Ltd.	438,200	7,387,194
Philips Lighting NV (a)	300,000	8,580,271
		46,962,702

TRANSPORT ENERGY EFFICIENCY: 6.7%
BorgWarner, Inc.	197,300	8,245,167
Delphi Automotive PLC	156,358	12,585,255
TE Connectivity, Ltd.	78,000	5,814,900
		26,645,322

CONSUMER ENERGY EFFICIENCY: 2.5%
Murata Manufacturing Co., Ltd.	68,300	9,730,394

DIVERSIFIED ENERGY EFFICIENCY: 3.3%
Siemens AG	95,000	13,012,355

WATER INFRASTRUCTURE & TECHNOLOGIES: 30.2%
WATER INFRASTRUCTURE: 11.5%
IDEX Corp.	103,750	9,701,663
Roper Technologies, Inc.	28,272	5,837,885
Toro Co., The	64,966	4,057,776

Schedule of Investments (Unaudited)
Pax Global Environmental Markets Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
WATER INFRASTRUCTURE & TECHNOLOGIES, continued
WATER INFRASTRUCTURE, continued
Watts Water Technologies, Inc., Class A	124,386	$7,755,467
Wolseley PLC	128,189	8,070,974
Xylem, Inc.	194,699	9,777,784
		45,201,549

WATER TREATMENT EQUIPMENT: 6.4%
Danaher Corp.	132,000	11,289,960
Ecolab, Inc.	94,454	11,838,864
Kemira Oyj	184,232	2,262,406
		25,391,230

WATER UTILITIES: 12.3%
American Water Works Co., Inc.	126,359	9,826,939
Beijing Enterprises Water Group, Ltd. (a)	9,968,000	7,389,117
Pennon Group PLC	751,389	8,300,196
Severn Trent PLC	275,212	8,209,312
Suez	948,549	14,970,061
		48,695,625

POLLUTION CONTROL: 15.9%
POLLUTION CONTROL SOLUTIONS: 1.7%
Umicore SA	114,747	6,534,733

ENVIRONMENTAL TESTING & GAS SENSING: 11.4%
Agilent Technologies, Inc.	149,894	7,924,896
Applus Services SA	499,633	5,997,572
Horiba, Ltd.	103,193	5,549,335
Intertek Group PLC	129,000	6,349,736
Thermo Fisher Scientific, Inc.	73,600	11,304,960
Waters Corp. (a)	50,500	7,893,655
		45,020,154

PUBLIC TRANSPORTATION: 2.8%
East Japan Railway Co.	127,200	11,107,294

WASTE MANAGEMENT & TECHNOLOGIES: 3.3%
RECYCLING & VALUE ADDED WASTE PROCESSING: 0.9%
LKQ Corp. (a)	120,000	3,512,400

Schedule of Investments (Unaudited)
Pax Global Environmental Markets Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
WASTE MANAGEMENT & TECHNOLOGIES, continued
GENERAL WASTE MANAGEMENT: 2.4%
Waste Management, Inc.	129,034	$9,409,160

FOOD, AGRICULTURE & FORESTRY: 12.8%
LOGISTICS, FOOD SAFETY & PACKAGING: 7.2%
GEA Group AG	175,175	7,442,046
Sealed Air Corp.	249,500	10,873,210
WestRock Co.	195,933	10,194,394
		28,509,650

SUSTAINABLE & EFFICIENT AGRICULTURE: 5.6%
Kubota Corp.	607,000	9,149,600
Marine Harvest ASA (a)	482,481	7,359,953
Trimble, Inc. (a)	181,700	5,816,217
		22,325,770

DIVERSIFIED ENVIRONMENTAL: 4.8%
DIVERSIFIED ENVIRONMENTAL: 4.8%
3M Co.	39,586	7,573,989
Linde AG	21,322	3,552,690
Praxair, Inc.	67,616	8,019,258
		19,145,937

TOTAL COMMON STOCKS
(Cost $323,361,610)		390,563,678

MONEY MARKET: 1.1%
State Street Institutional U.S. Government Money Market Fund (b)	4,254,754	4,254,754
(Cost $4,254,754)

TOTAL INVESTMENTS: 99.9%
(Cost $327,616,364)		394,818,432

Other assets and liabilities - (net): 0.1%
		411,182

Net Assets: 100.0%
		$395,229,614

(a)	Non-income producing security.
(b)	Institutional Class shares

Schedule of Investments (Unaudited)
Pax Global Environmental Markets Fund	March 31, 2017

SUMMARY OF INVESTMENTS BY COUNTRY

		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
Belgium	$6,534,733	1.7%
China	5,251,591	1.3%
Finland	2,262,406	0.6%
France	28,561,100	7.2%
Germany	24,007,092	6.1%
Hong Kong	7,389,117	1.9%
Ireland	13,858,677	3.5%
Japan	42,923,817	10.7%
Netherlands	8,580,271	2.2%
Norway	7,359,953	1.9%
Spain	5,997,572	1.5%
Switzerland	5,814,900	1.5%
Taiwan	7,575,710	1.9%
United Kingdom	43,515,473	11.0%
United States	180,931,266	45.8%
Money Market	4,254,754	1.1%
Other assets and liabilities (net)	411,182	0.1%
Total	$395,229,614	100.0%

Schedule of Investments (Unaudited)
Pax Core Bond Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS: 98.0%
COMMUNITY INVESTMENT NOTES: 0.5%
Calvert Social Investment Foundation, Inc., 1.500%, 04/30/20	$3,000,000	$3,000,000
CINI Investment Note, 2.000%, 11/01/17 (a)(b)	265,516	265,516
Envest Microfinance Fund, LLC, Sr. Note, Series A, 4.000%, 09/15/20 (a)	100,000	97,733

TOTAL COMMUNITY INVESTMENT NOTES		3,363,249
(Cost $3,365,516)

CORPORATE BONDS: 29.8%
CONSUMER DISCRETIONARY: 2.6%
Home Depot, Inc., The, 3.000%, 04/01/26	2,000,000	1,998,852
Marriott International, Inc., 3.250%, 09/15/22 (c)	3,000,000	3,030,041
MGM Resorts International, 4.625%, 09/01/26 (c)	2,000,000	1,950,000
Newell Brands, Inc., 2.050%, 12/01/17	170,000	170,572
Ross Stores, Inc., 3.375%, 09/15/24 (c)	3,000,000	3,006,678
Sirius XM Radio, Inc., 144A, 4.625%, 05/15/23 (d)	1,500,000	1,539,375
Target Corp., 6.000%, 01/15/18	2,000,000	2,071,226
Time Warner Cable LLC, 6.750%, 07/01/18	1,000,000	1,057,749
TJX Cos, Inc., The, 2.250%, 09/15/26	1,000,000	919,479
Walt Disney Co., The, 3.750%, 06/01/21	2,026,000	2,147,218
		17,891,190

CONSUMER STAPLES: 2.4%
Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/23	2,000,000	2,038,238
Aramark Services, Inc., 4.750%, 06/01/26	1,000,000	1,008,750
Campbell Soup Co., 3.300%, 03/19/25	3,000,000	3,027,075
Coca-Cola Refreshments USA, Inc., 6.750%, 09/15/28	1,000,000	1,309,753
General Mills, Inc., 5.650%, 02/15/19	2,500,000	2,673,060
Kimberly-Clark Corp., 2.650%, 03/01/25	2,000,000	1,942,390
Lamb Weston Holdings, Inc., 144A, 4.625%, 11/01/24 (d)	1,500,000	1,533,750
Lamb Weston Holdings, Inc., 144A, 4.875%, 11/01/26 (d)	500,000	511,250
PepsiCo, Inc., 2.375%, 10/06/26	2,000,000	1,896,996
		15,941,262

ENERGY: 2.9%
AmeriGas Partners LP / Finance Corp., 5.875%, 08/20/26	2,000,000	2,000,000
Antero Midstream Partners LP/Finance Corp., 144A, 5.375%, 09/15/24 (d)	1,000,000	1,020,000
ConocoPhillips Co., 2.875%, 11/15/21 (c)	3,000,000	3,028,644
Hess Corp, 3.500%, 07/15/24 (c)	2,000,000	1,923,726
MidAmerican Energy Co., 3.100%, 05/01/27	3,000,000	2,996,223
Noble Energy, Inc., 3.900%, 11/15/24 (c)	2,000,000	2,030,526

Schedule of Investments (Unaudited)
Pax Core Bond Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS, continued
CORPORATE BONDS, continued
ENERGY, continued
Occidental Petroleum Corp., 3.500%, 06/15/25	$2,000,000	$2,021,778
ONEOK Partners, LP, 8.625%, 03/01/19	2,000,000	2,228,732
Sabine Pass Liquefaction, LLC, 5.625%, 03/01/25	1,000,000	1,085,840
Sabine Pass Liquefaction, LLC, 144A, 5.000%, 03/15/27 (d)	1,000,000	1,047,387
		19,382,856

FINANCIALS: 12.1%
Ally Financial, Inc., 3.250%, 11/05/18	2,000,000	2,018,760
American Express Credit Corp., 2.250%, 05/05/21	1,400,000	1,388,281
Asian Development Bank, 2.125%, 03/19/25	2,000,000	1,947,446
Bank of America Corp., 5.750%, 12/01/17	2,000,000	2,053,080
Bank of America Corp., 1.950%, 05/12/18	3,000,000	3,007,473
Bank of America Corp., 2.151%, 11/09/20	2,000,000	1,983,658
Bank of America Corp., 3.300%, 01/11/23	1,000,000	1,007,520
Bank of America Corp., 3.500%, 04/19/26	1,000,000	988,025
Bank of New York Mellon Corp., The, 2.200%, 08/16/23	2,000,000	1,921,806
Bank of New York Mellon Corp., The, 2.450%, 08/17/26 (c)	1,000,000	937,717
BlackRock, Inc., 3.375%, 06/01/22	2,350,000	2,444,884
Chubb INA Holdings, Inc., 3.350%, 05/03/26	2,000,000	2,026,230
CIT Group, Inc., 5.000%, 08/15/22	1,000,000	1,049,370
Digital Realty Trust LP, REIT, 3.950%, 07/01/22	1,750,000	1,824,659
Discover Bank, 3.200%, 08/09/21	1,000,000	1,013,702
Discover Bank, 4.250%, 03/13/26	1,300,000	1,338,100
Fifth Third Bank, 2.250%, 06/14/21	2,000,000	1,978,486
Ford Motor Credit Co., LLC, 2.302%, 11/20/18	3,000,000	2,997,750
Ford Motor Credit Co., LLC, 1.950%, 03/12/19	1,000,000	1,004,460
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	2,000,000	2,115,966
Goldman Sachs Group, Inc., The, 2.239%, 04/30/18	4,000,000	4,036,040
Goldman Sachs Group, Inc., The, 6.750%, 10/01/37	2,000,000	2,475,306
ING Bank NV, 144A, 2.000%, 11/26/18 (d)	2,000,000	1,999,112
International Bank for Reconstruction & Development, 0.625%, 07/12/17	2,000,000	1,995,120
International Bank for Reconstruction & Development, 2.125%, 03/03/25	4,000,000	3,887,288
International Bank for Reconstruction & Development, 2.750%, 05/31/36	2,000,000	1,890,226
International Finance Corp., 2.000%, 09/15/24	3,000,000	2,998,995
International Lease Finance Corp., 4.625%, 04/15/21	1,000,000	1,056,340
JPMorgan Chase & Co, 2.950%, 10/01/26	2,000,000	1,903,858
JPMorgan Chase & Co., 2.972%, 01/15/23	2,000,000	1,999,994
Morgan Stanley, 2.318%, 04/25/18	4,000,000	4,042,123
Morgan Stanley, 2.200%, 12/07/18	2,000,000	2,009,022
Morgan Stanley, 2.625%, 11/17/21	2,000,000	1,986,302

Schedule of Investments (Unaudited)
Pax Core Bond Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS, continued
CORPORATE BONDS, continued
FINANCIALS, continued
North American Development Bank, 2.400%, 10/26/22	$2,000,000	$1,960,284
PNC Bank NA, 6.875%, 04/01/18	2,000,000	2,097,004
Prudential Financial, Inc., 7.375%, 06/15/19	2,000,000	2,230,976
Raymond James Financial, Inc., 3.625%, 09/15/26	1,000,000	986,438
State Street Corp., 4.956%, 03/15/18	2,010,000	2,067,361
Toyota Motor Credit Corp., 4.250%, 01/11/21 (c)	1,480,000	1,584,754
Toyota Motor Credit Corp., 1.900%, 04/08/21	500,000	492,809
Travelers Cos, Inc., The, 3.750%, 05/15/46	1,000,000	950,079
US Bancorp, 1.950%, 11/15/18	2,064,000	2,076,832
		81,773,636

HEALTH CARE: 2.0%
AbbVie, Inc., 3.200%, 05/14/26	2,000,000	1,926,308
Becton Dickinson & Co., 3.250%, 11/12/20	1,000,000	1,031,579
Becton Dickinson & Co., 7.000%, 08/01/27	2,250,000	2,792,786
Celgene Corp., 3.950%, 10/15/20	2,000,000	2,095,616
HCA, Inc., 4.500%, 02/15/27	1,500,000	1,503,750
Merck & Co., Inc., 2.350%, 02/10/22	2,000,000	2,000,756
UnitedHealth Group, Inc., 3.450%, 01/15/27	2,000,000	2,031,002
		13,381,797

INDUSTRIALS: 1.9%
Cummins, Inc., 7.125%, 03/01/28	1,000,000	1,307,810
Ingersoll-Rand Co., 6.443%, 11/15/27	2,000,000	2,380,554
Masco Corp., 4.375%, 04/01/26	1,000,000	1,044,210
Ryder System, Inc., 2.500%, 05/11/20	2,000,000	2,010,596
SolarCity Corp., 4.700%, 05/29/25	2,000,000	1,981,036
United Parcel Service, Inc., 2.400%, 11/15/26	2,000,000	1,912,894
Waste Management, Inc., 2.900%, 09/15/22	2,500,000	2,546,130
		13,183,230

INFORMATION TECHNOLOGY: 3.0%
Adobe Systems, Inc., 4.750%, 02/01/20	1,150,000	1,238,180
Apple, Inc., 2.850%, 05/06/21	2,500,000	2,560,838
CA, Inc., 5.375%, 12/01/19	3,000,000	3,243,278
Cisco Systems, Inc., 1.555%, 03/01/19	2,000,000	2,015,782
Corning, Inc., 8.875%, 08/15/21	2,000,000	2,446,106
eBay, Inc., 3.800%, 03/09/22	2,000,000	2,083,642
Microsoft Corp., 2.875%, 02/06/24	1,000,000	1,007,337
Microsoft Corp., 2.400%, 08/08/26	3,000,000	2,842,032

Schedule of Investments (Unaudited)
Pax Core Bond Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS, continued
CORPORATE BONDS, continued
INFORMATION TECHNOLOGY, continued
NetApp, Inc., 3.250%, 12/15/22	$671,000	$674,345
NVIDIA Corp., 2.200%, 09/16/21	1,000,000	980,487
Western Digital Corp., 144A, 7.375%, 04/01/23 (d)	1,000,000	1,098,750
		20,190,777

MATERIALS: 1.0%
Ardagh Packaging Finance PLC/Holdings USA, Inc., 144A, 4.250%, 09/15/22 (d)	2,000,000	2,025,000
Lundin Mining Corp., 144A, 7.500%, 11/01/20 (d)	2,000,000	2,125,000
LyondellBasell Industries NV, 6.000%, 11/15/21	2,000,000	2,266,462
Steel Dynamics, Inc., 144A, 5.000%, 12/15/26 (d)	500,000	507,500
		6,923,962

REAL ESTATE: 0.6%
American Tower Corp., REIT, 2.250%, 01/15/22	2,000,000	1,932,246
Care Capital Properties LP, REIT, 5.125%, 08/15/26	2,000,000	1,982,026
		3,914,272

TELECOMMUNICATION SERVICES: 0.8%
Level 3 Financing, Inc., 5.375%, 01/15/24	1,000,000	1,026,250
Verizon Communications, Inc., 3.500%, 11/01/24	2,500,000	2,483,083
Virgin Media Secured Finance PLC, 144A, 5.500%, 08/15/26 (d)	2,000,000	2,035,000
		5,544,333

UTILITIES: 0.5%
CenterPoint Energy Houston Electric LLC, 2.250%, 08/01/22	1,000,000	982,890
Southern Power Co., 4.150%, 12/01/25	2,000,000	2,070,520
		3,053,410

TOTAL CORPORATE BONDS
(Cost $199,808,644)		201,180,725

U.S. GOVERNMENT AGENCY BONDS: 2.9%
FEDERAL FARM CREDIT BANK (AGENCY): 1.7%
1.120%, 08/20/18	4,000,000	3,985,903
1.140%, 09/04/18	3,500,000	3,481,062
1.875%, 03/02/22	2,000,000	1,963,334
1.770%, 10/05/23	2,465,000	2,351,460
		11,781,759

FEDERAL HOME LOAN BANK SYSTEM (AGENCY): 0.2%
2.375%, 03/12/21	1,000,000	1,021,933

Schedule of Investments (Unaudited)
Pax Core Bond Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS, continued
FANNIE MAE (AGENCY): 1.0%
1.050%, 05/25/18	$3,000,000	$2,994,141
1.000%, 12/20/18	4,000,000	3,982,400
		6,976,541

TOTAL U.S. GOVERNMENT AGENCY BONDS
(Cost $19,924,377)		19,780,233

GOVERNMENT BONDS: 0.8%
U.S. Dept of Housing & Urban Development, 4.620%, 08/01/18	5,000,000	5,221,680
(Cost $4,993,490)

MUNICIPAL BONDS: 6.5%
Alabama Economic Settlement Authority, 3.163%, 09/15/25	2,000,000	2,013,560
American Municipal Power, Inc., 6.973%, 02/15/24	2,000,000	2,407,360
City of Napa CA Solid Waste Revenue, 2.890%, 08/01/31	1,500,000	1,427,879
City of San Francisco CA Public Utilites Commission, 6.000%, 11/01/40	2,815,000	3,437,002
Commonwealth of Massachusetts, 4.200%, 12/01/21	2,000,000	2,133,940
Dallas Independent School District, 6.450%, 02/15/35	1,000,000	1,146,540
Kentucky State Property & Building Commission, 5.373%, 11/01/25	2,000,000	2,201,560
Keystone Local School District, 6.750%, 12/01/28	2,450,000	2,891,882
Long Island Power Authority, 3.983%, 09/01/25	2,000,000	2,095,460
Metropolitan Water Reclamation District of Greater Chicago, 4.000%, 12/01/36	1,000,000	932,110
New Jersey Transportation Trust Fund Authority, 6.104%, 12/15/28	2,500,000	2,602,975
New York City Transitional Finance Authority, 3.190%, 08/01/25	2,000,000	2,021,860
New York City Transitional Finance Authority, 4.100%, 11/01/27	2,550,000	2,687,318
Santa Clara Valley Water District, 3.369%, 06/01/27	1,305,000	1,303,969
State Board of Administration Finance Corp., Ser A, 2.995%, 07/01/20	2,000,000	2,058,960
State of California, 5.000%, 10/01/28	1,000,000	1,172,010
State of Connecticut, 5.295%, 10/01/29	2,000,000	2,307,980
State of Georgia, 4.310%, 10/01/26	2,000,000	2,221,920
Texas Tech University , 2.939%, 02/15/24	2,000,000	2,007,800
University of California, 4.059%, 05/15/31	2,800,000	2,838,668
University of Massachusetts Building Authority, 6.573%, 05/01/39	1,800,000	1,933,596

TOTAL MUNICIPAL BONDS
(Cost $44,443,626)		43,844,349

U.S. TREASURY NOTES: 31.4%
0.125%, 04/15/18 (TIPS)	1,029,323	1,038,247
1.375%, 01/15/20	12,000,000	11,973,276

Schedule of Investments (Unaudited)
Pax Core Bond Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS, continued
U.S. TREASURY NOTES, continued
1.250%, 07/15/20 (TIPS)	$4,453,200	$4,714,140
1.000%, 10/15/20	6,000,000	5,940,702
0.125%, 04/15/21 (TIPS)	3,073,260	3,106,964
2.125%, 09/30/21	10,000,000	10,104,690
2.000%, 10/31/21	3,000,000	3,014,121
2.000%, 11/15/21	3,000,000	3,014,238
1.750%, 11/30/21	36,000,000	35,770,068
2.125%, 11/30/23	15,000,000	14,950,785
2.250%, 01/31/24	7,000,000	7,022,834
0.125%, 07/15/24 (TIPS)	4,090,080	4,055,351
2.375%, 08/15/24	39,000,000	39,319,175
0.625%, 01/15/26 (TIPS)	3,065,430	3,122,754
0.125%, 07/15/26 (TIPS)	3,038,700	2,966,349
0.375%, 01/15/27 (TIPS)	2,010,220	2,002,652
2.250%, 02/15/27	22,000,000	21,721,986
6.250%, 05/15/30	4,000,000	5,671,092
4.500%, 02/15/36 (c)	9,000,000	11,417,166
4.375%, 11/15/39	4,000,000	4,966,092
3.125%, 08/15/44	15,000,000	15,295,605
2.250%, 08/15/46	3,000,000	2,539,104

TOTAL U.S. TREASURY NOTES
(Cost $213,818,675)		213,727,391

MORTGAGE-BACKED SECURITIES: 26.1%
GINNIE MAE (MORTGAGE-BACKED): 2.2%
2.125%, 05/20/34	1,652,891	1,717,766
6.000%, 01/15/38	397,606	456,969
3.020%, 09/15/41	1,974,135	1,906,377
2.125%, 06/20/43	1,289,738	1,327,628
4.000%, 02/20/45	1,070,085	1,131,529
3.500%, 11/20/46	1,963,422	2,038,736
3.458%, 05/16/53	2,402,412	2,426,742
2.900%, 10/16/53	1,707,546	1,686,182
2.582%, 03/16/55	2,336,957	2,333,771
		15,025,700

FREDDIE MAC (MORTGAGE-BACKED): 4.7%
4.000%, 06/01/26	3,539,899	3,764,820
3.000%, 11/01/26	1,360,817	1,397,401
3.500%, 06/01/28	1,346,692	1,408,048
3.000%, 11/01/28	1,480,413	1,520,910

Schedule of Investments (Unaudited)
Pax Core Bond Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
FREDDIE MAC (MORTGAGE-BACKED), continued
3.500%, 01/01/29	$1,215,413	$1,270,437
4.000%, 08/01/31	1,616,755	1,718,554
3.000%, 07/01/33	2,248,829	2,277,709
3.500%, 01/01/34	2,017,569	2,102,751
3.500%, 03/01/35	1,489,466	1,546,017
4.000%, 10/01/35	2,818,467	2,989,834
5.500%, 10/01/39	479,218	534,741
3.500%, 01/01/41	1,270,723	1,305,867
3.000%, 01/15/42	1,946,000	1,876,705
3.500%, 04/01/42	1,591,530	1,636,761
2.440%, 01/01/43	2,465,543	2,502,358
4.000%, 08/01/44	1,648,528	1,743,664
3.500%, 02/01/45	2,242,082	2,317,271
		31,913,848

FANNIE MAE (MORTGAGE-BACKED): 17.4%
2.940%, 03/01/24	3,000,000	3,061,515
3.500%, 01/01/26	981,815	1,024,292
3.500%, 02/01/26	868,149	904,942
2.480%, 08/01/26	2,000,000	1,914,955
2.270%, 09/01/26	2,000,000	1,868,450
4.000%, 10/01/26	1,401,375	1,475,955
3.000%, 11/01/26	2,230,298	2,295,599
3.500%, 12/01/26	1,638,914	1,714,949
3.140%, 03/01/27	1,500,000	1,518,273
2.500%, 03/01/27	1,219,118	1,234,107
2.500%, 06/01/27	3,588,178	3,632,452
2.500%, 09/01/27	1,588,408	1,607,562
2.500%, 12/01/27	2,337,582	2,365,697
3.000%, 09/01/28	2,233,139	2,293,186
3.660%, 01/01/29	2,000,000	2,093,098
4.000%, 01/01/31	1,366,723	1,446,849
4.000%, 02/01/31	769,255	814,340
4.000%, 01/01/32	1,487,508	1,594,323
2.881%, 03/01/34	2,213,182	2,334,918
4.500%, 04/01/34	1,867,506	2,014,802
4.000%, 05/01/34	1,321,208	1,404,776
2.811%, 07/01/34	807,205	853,870
3.500%, 07/01/35	2,388,868	2,483,766
3.000%, 09/01/35	2,486,459	2,522,611
4.000%, 07/01/36	1,871,716	1,985,669
2.751%, 09/01/39	2,117,188	2,224,353

Schedule of Investments (Unaudited)
Pax Core Bond Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
FANNIE MAE (MORTGAGE-BACKED), continued
6.000%, 06/01/40	$965,727	$1,106,487
5.000%, 06/01/40	1,540,722	1,706,266
3.500%, 12/01/40	1,733,220	1,784,009
4.000%, 01/01/41	1,959,970	2,063,466
4.000%, 02/01/41	1,447,744	1,533,632
4.500%, 03/01/41	1,664,477	1,791,926
3.500%, 10/01/41	1,623,245	1,673,231
4.000%, 01/01/42	3,931,247	4,156,250
3.000%, 03/01/42	1,658,076	1,653,465
2.714%, 04/01/42	1,368,354	1,405,899
3.500%, 07/01/42	2,025,272	2,079,014
2.062%, 09/01/42	1,033,126	1,082,026
3.000%, 06/01/43	1,425,831	1,421,785
2.772%, 09/01/43	1,914,790	1,979,021
4.000%, 01/01/45	1,574,554	1,652,567
3.500%, 04/01/45	1,529,376	1,565,779
4.000%, 06/01/45	2,074,165	2,188,019
3.500%, 08/01/45	4,545,822	4,675,330
4.000%, 09/01/45	2,444,780	2,578,375
4.000%, 10/01/45	4,019,897	4,219,307
3.500%, 10/01/45	2,608,255	2,674,535
4.000%, 11/01/45	2,403,318	2,523,881
4.000%, 06/01/46	2,710,454	2,845,508
3.500%, 06/01/46	1,904,564	1,957,568
3.000%, 06/01/46	1,906,369	1,891,595
4.000%, 07/01/46	2,912,414	3,057,165
4.500%, 09/01/46	1,808,706	1,952,525
4.000%, 10/01/46	1,926,390	2,022,971
3.000%, 10/01/46	1,982,637	1,967,272
4.500%, 01/01/47	2,967,613	3,190,379
4.000%, 01/01/47	2,491,849	2,627,489
		117,712,051

COMMERCIAL MORTGAGE-BACKED: 1.8%
FREMF Mortgage Trust, 144A, 5.509%, 04/25/20 (d)	3,264,000	3,514,513
FREMF Mortgage Trust, 144A, 5.167%, 02/25/47 (d)	3,300,000	3,610,415
FREMF Mortgage Trust, 144A, 3.565%, 11/25/47 (d)	2,000,000	2,003,615
FREMF Mortgage Trust, 144A, 4.610%, 01/25/48 (d)	2,986,504	3,188,857
		12,317,400

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $178,141,672)		176,968,999

Schedule of Investments (Unaudited)
Pax Core Bond Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS, continued

TOTAL BONDS
(Cost $664,496,000)		$664,086,626

CERTIFICATES OF DEPOSIT: 0.1%
Hope Community Credit Union, 1.300%, 05/07/17	$100,000	100,000
Urban Partnership Bank, 0.300%, 07/01/17	248,000	248,000
TOTAL CERTIFICATES OF DEPOSIT		348,000
(Cost $348,000)

MONEY MARKET: 2.4%
Self Help Credit Union Money Market Account	423,401	423,401
State Street Institutional U.S. Government Money Market Fund (e)	16,421,542	16,421,542
TOTAL MONEY MARKET		16,844,943
(Cost $16,844,943)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio	7,984,328	7,984,328
(Cost $7,984,328)

TOTAL INVESTMENTS: 101.7%
(Cost $689,673,271)		689,263,897

PAYABLE UPON RETURN OF SECURITIES LOANED (NET):- 1.2%		(7,984,328)

Other assets and liabilities - (net):- 0.5%		(3,074,445)

Net Assets: 100.0%		$678,205,124

(a)	Fair valued security.
(b)	Illiquid security.
(c)	Security of partial position of this security was on loan as of March 31, 2017. The total market value of securities on loan as of March 31, 2017 was $19,299,363.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(e)	Institutional Class shares
LP - Limited Partnership
REIT - Real Estate Investment Trust
TIPS - Treasury Inflation Protected Securities

Schedule of Investments (Unaudited)
Pax High Yield Bond Fund	March 31, 2017

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 0.8%
ENERGY: 0.8%
Chaparral Energy, Inc., Class A (d)	90,025	$2,475,687
Chaparral Energy, Inc., Class B (b)(d)		510,947
ION Geophysical Corp. (d)		242,500
		3,229,134

HEALTH CARE: 0.0%
Interactive Health, Inc. (b)(c)(d)	706	0

TOTAL COMMON STOCKS		3,229,134
(Cost $3,390,504)

PREFERRED STOCKS: 0.0%
HEALTH CARE: 0.0%
Interactive Health, Inc., Series B (b)(c)(d)	1,412	0
(Cost $357,962)

BONDS: 92.3%
CORPORATE BONDS: 88.8%
AUTOMOTIVE: 2.2%
Allison Transmission, Inc., 144A, 5.000%, 10/01/24 (a)	$1,900,000	1,923,750
IHO Verwaltungs GmbH, 144A, 4.500%, 09/15/23 (a)	1,450,000	1,437,313
Meritor, Inc., 6.750%, 06/15/21	1,000,000	1,041,250
Meritor, Inc., 6.250%, 02/15/24	1,000,000	1,030,000
MPG Holdco I, Inc., 7.375%, 10/15/22	950,000	1,033,125
Nexteer Automotive Group Ltd, 144A, 5.875%, 11/15/21 (a)	1,000,000	1,042,500
TI Group Automotive Systems LLC, 144A, 8.750%, 07/15/23 (a)	1,500,000	1,598,745
		9,106,683

BANKING: 2.6%
Ally Financial, Inc., 3.500%, 01/27/19	1,500,000	1,515,000
Ally Financial, Inc., 4.250%, 04/15/21	2,000,000	2,045,000
Ally Financial, Inc., 4.125%, 02/13/22	2,300,000	2,305,750
Ally Financial, Inc., 5.750%, 11/20/25	1,800,000	1,849,500
CIT Group, Inc., 144A, 5.000%, 05/15/18 (a)	1,000,000	1,008,000
CIT Group, Inc., 5.000%, 08/01/23	1,000,000	1,045,000
Royal Bank of Scotland Group PLC, 5.125%, 05/28/24	900,000	911,437
		10,679,687

BASIC INDUSTRY: 9.7%
Alcoa Nederland Holding BV, 144A, 7.000%, 09/30/26 (a)	200,000	219,000
Aleris International, Inc., 7.875%, 11/01/20	1,000,000	992,500

Schedule of Investments (Unaudited)
Pax High Yield Bond Fund	March 31, 2017

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
BASIC INDUSTRY, continued
Aleris International, Inc., 144A, 9.500%, 04/01/21 (a)	$1,400,000	$1,512,000
Barminco Finance Pty, Ltd., 144A, 9.000%, 06/01/18 (a)	2,069,000	2,182,795
BlueScope Steel Finance, Ltd/USA LLC, 144A, 6.500%, 05/15/21 (a)	900,000	947,250
Boise Cascade Co., 144A, 5.625%, 09/01/24 (a)	950,000	969,000
Brookfield Residential Properties, Inc., 144A, 6.375%, 05/15/25 (a)	1,400,000	1,447,250
Constellium NV, 144A, 7.875%, 04/01/21 (a)	900,000	964,125
Constellium NV, 144A, 8.000%, 01/15/23 (a)	1,000,000	1,030,000
FBM Finance, Inc., 144A, 8.250%, 08/15/21 (a)	2,000,000	2,130,000
First Quantum Minerals, Ltd., 144A, 7.250%, 10/15/19 (a)	2,000,000	2,074,800
First Quantum Minerals, Ltd., 144A, 6.750%, 02/15/20 (a)	1,000,000	1,034,700
Hexion, Inc., 144A, 10.375%, 02/01/22 (a)	250,000	250,625
Koppers, Inc., 144A, 6.000%, 02/15/25 (a)	1,200,000	1,242,000
Lennar Corp., 4.750%, 05/30/25	1,000,000	1,007,500
Lundin Mining Corp., 144A, 7.500%, 11/01/20 (a)	1,000,000	1,062,500
M/I Homes, Inc., 6.750%, 01/15/21	1,500,000	1,577,910
Mercer International, Inc.,144A, 6.500%, 02/01/24 (a)	1,900,000	1,909,500
New Enterprise Stone & Lime Co., Inc., 144A, 10.125%, 04/01/22 (a)	1,000,000	1,062,500
Petra Diamonds US Treasury PLC, 144A, 8.250%, 05/31/20 (a)	1,900,000	1,988,065
Sappi Papier Holding GmbH, 144A, 7.500%, 06/15/32 (a)	900,000	891,000
SPCM SA, 144A, 6.000%, 01/15/22 (a)	1,500,000	1,556,249
Steel Dynamics, Inc., 144A, 5.000%, 12/15/26 (a)	1,000,000	1,015,000
Summit Materials LLC / Finance Corp., 8.500%, 04/15/22	1,000,000	1,105,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,, 5.625%, 03/01/24 (a)	1,500,000	1,560,000
TRI Pointe Group, Inc., 4.875%, 07/01/21	1,400,000	1,445,500
Tronox Finance LLC, 6.375%, 08/15/20	1,000,000	1,008,750
US Concrete, Inc., 6.375%, 06/01/24	1,750,000	1,820,000
WESCO Distribution, Inc., 5.375%, 06/15/24	1,900,000	1,957,000
William Lyon Homes, Inc., 144A, 5.875%, 01/31/25 (a)	1,950,000	1,969,500
		39,932,019

CAPITAL GOODS: 4.2%
Arconic, Inc., 5.870%, 02/23/22	1,000,000	1,084,300
ARD Finance SA, 144A, 7.125%, 09/15/23 (a)	3,000,000	3,097,500
Ardagh Packaging Finance PLC/ Holdings USA, Inc., 144A, 7.250%, 05/15/24 (a)	2,000,000	2,147,500
Bombardier, Inc., 144A, 8.750%, 12/01/21 (a)	1,400,000	1,536,500
CTP Transportation Products LLC/Finance, Inc., 144A, 8.250%, 12/15/19 (a)	2,900,000	2,566,499
PaperWorks Industries, Inc., 144A, 9.500%, 08/15/19 (a)	3,000,000	2,415,000
Shape Technologies Group, Inc., 144A, 7.625%, 02/01/20 (a)	1,650,000	1,699,500
Unifrax I, LLC/Holding Co., 144A, 7.500%, 02/15/19 (a)	2,916,000	2,908,710
		17,455,509

Schedule of Investments (Unaudited)
Pax High Yield Bond Fund	March 31, 2017

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
CONSUMER GOODS: 4.2%
Cott Holdings, Inc., 144A, 5.500%, 04/01/25 (a)	$1,900,000	$1,938,570
High Ridge Brands Co., 144A, 8.875%, 03/15/25 (a)	1,000,000	1,022,500
Lamb Weston Holdings, Inc., 144A, 4.625%, 11/01/24 (a)	1,475,000	1,508,188
Lamb Weston Holdings, Inc., 144A, 4.875%, 11/01/26 (a)	1,450,000	1,482,625
Post Holdings, Inc., 144A, 6.000%, 12/15/22 (a)	900,000	950,625
Post Holdings, Inc.,144A, 5.500%, 03/01/25 (a)	1,450,000	1,464,500
Post Holdings, Inc., 144A, 5.000%, 08/15/26 (a)	1,000,000	960,000
Prestige Brands, Inc., 144A, 6.375%, 03/01/24 (a)	2,000,000	2,110,000
Simmons Foods, Inc., 144A, 7.875%, 10/01/21 (a)	3,800,000	3,999,500
Tempur Sealy International, Inc., 5.500%, 06/15/26	1,800,000	1,779,300
		17,215,808

ENERGY: 14.6%
AmeriGas Partners LP/Finance Corp., 5.625%, 05/20/24	2,000,000	2,020,000
AmeriGas Partners LP/Finance Corp., 5.750%, 05/20/27	950,000	942,638
Antero Midstream Partners LP/Finance Corp., 144A, 5.375%, 09/15/24 (a)	1,900,000	1,938,000
Antero Resources Corp., 5.375%, 11/01/21	1,150,000	1,185,466
Antero Resources Corp., 5.625%, 06/01/23	900,000	924,750
Antero Resources Corp.,144A, 5.000%, 03/01/25 (a)	950,000	936,339
Archrock Partners LP/Finance Corp., 6.000%, 04/01/21	2,250,000	2,244,375
Archrock Partners LP/Finance Corp., 6.000%, 10/01/22	1,000,000	990,000
Ascent Resources Utica Holdings LLC,144A, 10.000%, 04/01/22 (a)	1,850,000	1,921,688
Callon Petroleum Co., 144A, 6.125%, 10/01/24 (a)	900,000	940,500
Concho Resources, Inc., 5.500%, 04/01/23	2,900,000	3,016,000
DCP Midstream Operating LP, 144A, 4.750%, 09/30/21 (a)	1,650,000	1,686,300
DCP Midstream Operating LP, 3.875%, 03/15/23	900,000	868,500
Denbury Resources, Inc., 6.375%, 08/15/21	1,000,000	825,000
Denbury Resources, Inc., 5.500%, 05/01/22	1,000,000	785,000
Exterran Energy Solutions LP,144A, 8.125%, 05/01/25 (a)	1,900,000	1,942,750
Ferrellgas LP/Finance Corp., 6.750%, 01/15/22	1,950,000	1,852,500
Genesis Energy LP / Finance Corp., 5.750%, 02/15/21	850,000	864,875
Genesis Energy LP / Finance Corp., 6.000%, 05/15/23	1,000,000	1,010,000
Genesis Energy LP / Finance Corp., 5.625%, 06/15/24	1,450,000	1,424,625
Great Western Petroleum LLC/Finance Corp., 144A, 9.000%, 09/30/21 (a)	1,000,000	1,042,500
Halcon Resources Corp.,144A, 6.750%, 02/15/25 (a)	2,500,000	2,467,500
ION Geophysical Corp., 144A, 9.125%, 12/15/21 (a)(b)	5,000,000	3,700,000
Laredo Petroleum, Inc., 5.625%, 01/15/22	1,000,000	1,002,500
Laredo Petroleum, Inc., 6.250%, 03/15/23	1,350,000	1,377,000
Noble Holding International, Ltd., 7.750%, 01/15/24	1,900,000	1,833,499
Precision Drilling Corp., 144A, 7.750%, 12/15/23 (a)	950,000	1,004,625
Pride International, Inc., 6.875%, 08/15/20	1,000,000	1,045,000
RSP Permian, Inc., 144A, 5.250%, 01/15/25 (a)	950,000	961,875

Schedule of Investments (Unaudited)
Pax High Yield Bond Fund	March 31, 2017

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
ENERGY, continued
Sabine Pass Liquefaction, LLC, 144A, 5.875%, 06/30/26 (a)	$1,500,000	$1,656,738
Southwestern Energy Co., 7.500%, 02/01/18	900,000	941,625
Southwestern Energy Co., 4.100%, 03/15/22	1,450,000	1,363,000
Southwestern Energy Co., 6.700%, 01/23/25	500,000	495,000
Sunoco LP / Sunoco Finance Corp., 6.250%, 04/15/21	950,000	971,375
Sunoco LP / Sunoco Finance Corp., 6.375%, 04/01/23	1,900,000	1,938,000
Targa Resources Partners LP/Finance Corp., 5.250%, 05/01/23	1,350,000	1,387,125
Targa Resources Partners LP/Finance Corp., 144A, 5.125%, 02/01/25 (a)	1,400,000	1,447,250
Tesoro Logistics LP/ Finance Corp., 6.125%, 10/15/21	1,000,000	1,048,750
Tesoro Logistics LP/ Finance Corp., 6.375%, 05/01/24	900,000	978,750
Tesoro Logistics LP/Finance Corp., 5.250%, 01/15/25	950,000	996,313
Vermilion Energy, Inc., 144A, 5.625%, 03/15/25 (a)	1,450,000	1,442,750
Weatherford International, Ltd., 5.125%, 09/15/20	900,000	911,250
WildHorse Resource Development Corp., 144A, 6.875%, 02/01/25 (a)	1,900,000	1,819,250
		60,150,981
FINANCIAL SERVICES: 3.7%
Fly Leasing, Ltd., 6.750%, 12/15/20	2,000,000	2,102,500
Fly Leasing, Ltd., 6.375%, 10/15/21	3,000,000	3,097,500
International Lease Finance Corp., 5.875%, 08/15/22	900,000	1,004,740
KCA Deutag UK Finance PLC, 144A, 9.875%, 04/01/22 (a)	2,000,000	2,055,000
KCG Holdings, Inc., 144A, 6.875%, 03/15/20 (a)	1,400,000	1,442,000
Park Aerospace Holdings, Ltd., 144A, 5.250%, 08/15/22 (a)	1,800,000	1,878,750
Springleaf Finance Corp., 7.750%, 10/01/21	2,350,000	2,511,563
Springleaf Finance Corp., 8.250%, 10/01/23	950,000	1,005,813
		15,097,866

HEALTH CARE: 6.8%
Centene Corp., 5.625%, 02/15/21	450,000	472,095
Centene Corp., 6.125%, 02/15/24	900,000	968,625
Change Healthcare Holdings LLC/Finance, Inc.,144A, 5.750%, 03/01/25 (a)	1,500,000	1,543,125
DaVita, Inc., 5.125%, 07/15/24	1,850,000	1,871,969
DaVita, Inc., 5.000%, 05/01/25	1,000,000	1,005,000
Endo Finance, LLC/Finco, Inc., 144A, 7.250%, 01/15/22 (a)	850,000	807,500
Endo, Ltd/ Finance, LLC/ Finco, Inc., 144A, 6.000%, 07/15/23 (a)	1,100,000	968,000
HCA, Inc., 5.875%, 05/01/23	1,750,000	1,894,375
HCA, Inc., 5.875%, 02/15/26	4,850,000	5,128,874
HCA, Inc., 5.250%, 06/15/26	1,000,000	1,055,000
HCA, Inc., 4.500%, 02/15/27	950,000	952,375
inVentiv Group Holdings, Inc., 144A, 7.500%, 10/01/24 (a)	1,000,000	1,033,750
Kindred Healthcare, Inc., 6.375%, 04/15/22	550,000	514,938
Kindred Healthcare, Inc., 8.750%, 01/15/23	1,500,000	1,509,375
LifePoint Health, Inc., 144A, 5.375%, 05/01/24 (a)	2,800,000	2,854,600

Schedule of Investments (Unaudited)
Pax High Yield Bond Fund	March 31, 2017

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
HEALTH CARE, continued
Mallinckrodt International Finance SA/CB, LLC, 144A, 5.625%, 10/15/23 (a)	$1,500,000	$1,436,250
MEDNAX, Inc., 144A, 5.250%, 12/01/23 (a)	2,850,000	2,914,125
MPT Operating Partnership LP/Finance Corp., 6.375%, 03/01/24	1,000,000	1,080,000
		28,009,976

INSURANCE: 0.4%
MGIC Investment Corp., 5.750%, 08/15/23	1,450,000	1,533,375

LEISURE: 3.9%
Carlson Travel, Inc., 144A, 6.750%, 12/15/23 (a)	950,000	990,375
Carlson Travel, Inc., 144A, 9.500%, 12/15/24 (a)	1,000,000	1,050,000
Hilton Worldwide Finance, LLC/Corp., 144A, 4.625%, 04/01/25 (a)	950,000	963,965
Hilton Worldwide Finance, LLC/Corp., 144A, 4.875%, 04/01/27 (a)	950,000	961,875
MGM Growth Properties Operating Partnership, LP, 4.500%, 09/01/26	1,900,000	1,852,500
MGM Resorts International, 4.625%, 09/01/26	900,000	877,500
NCL Corp., Ltd., 144A, 4.625%, 11/15/20 (a)	1,750,000	1,795,938
NCL Corp., Ltd., 144A, 4.750%, 12/15/21 (a)	1,950,000	1,984,125
Scientific Games International, Inc., 6.250%, 09/01/20	2,000,000	1,905,000
Scientific Games International, Inc., 6.625%, 05/15/21	500,000	471,250
Scientific Games International, Inc., 10.000%, 12/01/22	1,000,000	1,070,000
Silversea Cruise Finance, Ltd., 144A, 7.250%, 02/01/25 (a)	1,900,000	2,004,500
		15,927,028

MEDIA: 9.7%
Altice Financing SA, 144A, 6.500%, 01/15/22 (a)	2,000,000	2,100,980
Altice Financing SA, 144A, 6.625%, 02/15/23 (a)	2,000,000	2,087,000
Altice Financing SA, 144A, 7.500%, 05/15/26 (a)	2,750,000	2,928,749
Cablevision Systems Corp., 5.875%, 09/15/22	1,000,000	1,011,250
Camelot Finance SA, 144A, 7.875%, 10/15/24 (a)	1,000,000	1,055,000
CBS Radio, Inc., 144A, 7.250%, 11/01/24 (a)	900,000	947,250
CCO Holdings LLC/Capital Corp., 144A, 5.375%, 05/01/25 (a)	900,000	925,875
CCO Holdings LLC/Capital Corp., 144A, 5.750%, 02/15/26 (a)	2,000,000	2,105,000
CCO Holdings LLC/Capital Corp., 144A, 5.500%, 05/01/26 (a)	1,000,000	1,037,500
CCO Holdings LLC/Capital Corp., 144A, 5.125%, 05/01/27 (a)	1,975,000	1,989,813
Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	1,000,000	1,011,250
Columbus Cable Barbados, Ltd., 144A, 7.375%, 03/30/21 (a)	2,600,000	2,785,250
Harland Clarke Holdings Corp., 144A, 6.875%, 03/01/20 (a)	2,500,000	2,543,750
Harland Clarke Holdings Corp., 144A, 8.375%, 08/15/22 (a)	450,000	462,375
Nexstar Broadcasting, Inc., 144A, 6.125%, 02/15/22 (a)	2,000,000	2,090,000
Nexstar Broadcasting, Inc., 144A, 5.625%, 08/01/24 (a)	950,000	966,625
SFR Group SA, 144A, 6.000%, 05/15/22 (a)	2,000,000	2,080,000
SFR Group SA, 144A, 6.250%, 05/15/24 (a)	900,000	909,000

Schedule of Investments (Unaudited)
Pax High Yield Bond Fund	March 31, 2017

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
MEDIA, continued
SFR Group SA, 144A, 7.375%, 05/01/26 (a)	$900,000	$930,375
Sirius XM Radio, Inc., 144A, 5.375%, 04/15/25 (a)	4,000,000	4,104,000
Sirius XM Radio, Inc., 144A, 5.375%, 07/15/26 (a)	950,000	973,750
Unitymedia GmbH, 144A, 6.125%, 01/15/25 (a)	2,000,000	2,115,000
Virgin Media Finance PLC, 144A, 6.000%, 10/15/24 (a)	950,000	988,000
Virgin Media Secured Finance PLC, 144A, 5.500%, 08/15/26 (a)	950,000	966,625
VTR Finance BV, 144A, 6.875%, 01/15/24 (a)	900,000	938,250
		40,052,667

REAL ESTATE: 2.8%
Care Capital Properties LP, 5.125%, 08/15/26	3,350,000	3,319,894
ESH Hospitality, Inc., 144A, 5.250%, 05/01/25 (a)	2,800,000	2,829,736
iStar, Inc., 6.500%, 07/01/21	1,500,000	1,545,000
iStar, Inc., 6.000%, 04/01/22	1,000,000	1,017,500
Kennedy-Wilson, Inc., 5.875%, 04/01/24	2,800,000	2,880,500
		11,592,630

RETAIL: 2.4%
CST Brands, Inc., 5.000%, 05/01/23	3,000,000	3,112,500
JC Penney Corp., Inc., 5.650%, 06/01/20	2,000,000	1,990,000
Performance Food Group, Inc., 144A, 5.500%, 06/01/24 (a)	900,000	922,500
Sally Holdings LLC/Capital, Inc., 5.625%, 12/01/25	3,000,000	3,011,250
SUPERVALU, Inc., 7.750%, 11/15/22	950,000	936,938
		9,973,188

SERVICES: 4.3%
Ahern Rentals, Inc., 144A, 7.375%, 05/15/23 (a)	1,450,000	1,254,250
Alliance Data Systems Corp., 144A, 5.875%, 11/01/21 (a)	1,900,000	1,971,250
Aramark Services, Inc., 144A, 5.000%, 04/01/25 (a)	950,000	980,875
Aramark Services, Inc., 4.750%, 06/01/26	950,000	958,313
BlueLine Rental Finance Corp./LLC, 144A, 9.250%, 03/15/24 (a)	1,900,000	1,949,875
Cloud Crane LLC, 144A, 10.125%, 08/01/24 (a)	1,900,000	2,033,000
Michael Baker Holdings LLC/Finance Corp., 144A, 8.875%, 04/15/19 (a)	3,003,675	2,958,620
Prime Security Services Borrower LLC/Finance, Inc., 144A, 9.250%, 05/15/23 (a)	1,000,000	1,098,750
Richie Bros Auctioneers, Inc., 144A, 5.375%, 01/15/25 (a)	950,000	973,749
United Rentals North America, Inc., 5.500%, 05/15/27	1,400,000	1,417,500
Vertiv Intermediate Holding Corp.,144A, 12.000%, 02/15/22 (a)	2,000,000	2,096,240
		17,692,422

Schedule of Investments (Unaudited)
Pax High Yield Bond Fund	March 31, 2017

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
TECHNOLOGY & ELECTRONICS: 4.3%
BCP Singapore VI Cayman Financing Co., Ltd., 144A, 8.000%, 04/15/21 (a)	$1,600,000	$1,617,920
Diamond 1 Finance Corp/ 2 Finance Corp, 144A, 5.875%, 06/15/21 (a)	950,000	999,052
Diamond 1 Finance Corp/ 2 Finance Corp, 144A, 7.125%, 06/15/24 (a)	1,450,000	1,603,760
Entegris, Inc., 144A, 6.000%, 04/01/22 (a)	1,510,000	1,581,725
First Data Corp., 144A, 5.000%, 01/15/24 (a)	2,900,000	2,961,625
Micron Technology, Inc., 144A, 7.500%, 09/15/23 (a)	900,000	1,006,875
Rackspace Hosting, Inc., 144A, 8.625%, 11/15/24 (a)	1,900,000	2,006,780
Radiate Holdco LLC/Finance, Inc., 144A, 6.625%, 02/15/25 (a)	1,000,000	989,375
Sensata Technologies UK Financing Co. PLC, 144A, 6.250%, 02/15/26 (a)	900,000	958,500
Solera LLC / Finance, Inc., 144A, 10.500%, 03/01/24 (a)	1,000,000	1,147,500
Syniverse Holdings, Inc., 9.125%, 01/15/19	2,000,000	1,875,000
Western Digital Corp., 144A, 7.375%, 04/01/23 (a)	1,000,000	1,098,750
		17,846,862

TELECOMMUNICATIONS: 10.6%
CenturyLink, Inc., 7.500%, 04/01/24	1,900,000	2,013,411
Cogent Communications Group, Inc., 144A, 5.375%, 03/01/22 (a)	2,200,000	2,268,750
Digicel, Ltd., 144A, 6.000%, 04/15/21 (a)	1,900,000	1,736,125
Equinix, Inc., 5.750%, 01/01/25	1,000,000	1,062,499
Equinix, Inc., 5.375%, 05/15/27	1,500,000	1,552,500
Frontier Communications Corp, 10.500%, 09/15/22	3,000,000	3,052,500
Frontier Communications Corp., 6.875%, 01/15/25	900,000	749,250
Frontier Communications Corp., 11.000%, 09/15/25	950,000	928,625
Inmarsat Finance PLC, 144A, 6.500%, 10/01/24 (a)	1,900,000	1,973,625
Intelsat Jackson Holdings SA, 144A, 8.000%, 02/15/24 (a)	1,900,000	2,018,750
Level 3 Communications, Inc., 5.750%, 12/01/22	900,000	933,750
Level 3 Financing, Inc., 5.375%, 01/15/24	1,000,000	1,026,250
Level 3 Financing, Inc., 5.250%, 03/15/26	1,000,000	1,007,500
Sprint Communications, Inc., 8.375%, 08/15/17	2,000,000	2,046,500
Sprint Communications, Inc., 144A, 7.000%, 03/01/20 (a)	1,000,000	1,092,500
Sprint Communications, Inc., 7.000%, 08/15/20	2,000,000	2,152,500
Sprint Communications, Inc., 6.000%, 11/15/22	2,000,000	2,050,000
Sprint Corp., 7.250%, 09/15/21	1,000,000	1,082,000
Sprint Corp., 7.875%, 09/15/23	1,000,000	1,110,000
Sprint Corp., 7.125%, 06/15/24	2,000,000	2,140,000
T-Mobile USA, Inc., 6.731%, 04/28/22	500,000	518,550
T-Mobile USA, Inc., 6.625%, 04/01/23	1,000,000	1,069,680
T-Mobile USA, Inc., 6.000%, 04/15/24	1,000,000	1,068,750
T-Mobile USA, Inc., 6.375%, 03/01/25	1,000,000	1,080,000
T-Mobile USA, Inc., 5.125%, 04/15/25	500,000	518,750
T-Mobile USA, Inc., 6.500%, 01/15/26	1,000,000	1,097,500
Uniti Group, Inc./CSL Capital LLC, 144A, 7.125%, 12/15/24 (a)	2,000,000	2,035,000

Schedule of Investments (Unaudited)
Pax High Yield Bond Fund	March 31, 2017

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
TELECOMMUNICATIONS, continued
Wind Acquisition Finance SA, 144A, 7.375%, 04/23/21 (a)	$2,000,000	$2,085,000
Windstream Services LLC, 7.750%, 10/15/20	950,000	969,000
Zayo Group LLC/ Zayo Capital, Inc., 6.375%, 05/15/25	950,000	1,028,964
		43,468,229

TRANSPORTATION: 1.8%
Air Canada, 144A, 7.750%, 04/15/21 (a)	1,850,000	2,090,500
Kenan Advantage Group, Inc., The, 144A, 7.875%, 07/31/23 (a)	3,000,000	3,082,500
Navios Maritime Acquisition Corp./Finance US, Inc., 144A, 8.125%, 11/15/21 (a)	2,500,000	2,193,750
		7,366,750

UTILITY: 0.6%
Atlantica Yield PLC, 144A, 7.000%, 11/15/19 (a)	900,000	949,500
Calpine Corp., 5.500%, 02/01/24	1,000,000	999,690
FPL Energy National Wind Portfolio LLC, 144A, 6.125%, 03/25/19 (a)	20,160	20,261
Ormat Funding Corp., 8.250%, 12/30/20 (b)	683,217	686,633
		2,656,084

TOTAL CORPORATE BONDS		365,757,764
(Cost $355,492,775)

LOANS: 3.5%
MEDIA: 0.2%
iHeartCommunications, Inc., 7.539%, 01/30/19	1,000,000	862,705

RETAIL: 2.6%
Charlotte Russe, Inc., 6.750%, 05/21/19 (b)	7,850,277	4,998,036
JC Penney Corp., Inc., 5.250%, 06/23/23	2,453,132	2,440,253
TOMS Shoes LLC, 6.535%, 10/31/20 (b)	3,880,404	2,625,093
Toys R Us - Delaware, Inc., 9.782%, 04/24/20	997,449	800,453
		10,863,835

TELECOMMUNICATIONS: 0.7%
PRWireless, Inc., 10.152%, 06/27/20 (b)	2,925,000	2,862,844

TOTAL LOANS		14,589,384
(Cost $18,565,040)

Schedule of Investments (Unaudited)
Pax High Yield Bond Fund	March 31, 2017

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
TOTAL BONDS		$380,347,148
(Cost $374,057,815)

CERTIFICATES OF DEPOSIT: 0.3%
Beneficial State Bank, 1.250%, 05/10/17	$100,074	100,074
Beneficial State Bank, 0.500%, 01/21/18	200,000	200,000
Beneficial State Bank, FSB CDARS, 0.200%, 04/27/17	100,160	100,160
Self Help Credit Union, 1.050%, 01/04/18	100,000	100,000
Shared Interest, Inc., 0.700%, 09/30/18	500,000	500,000
Urban Partnership Bank, 0.300%, 07/01/17	100,539	100,539
Urban Partnership Bank, 0.200%, 08/03/17	100,000	100,000
TOTAL CERTIFICATES OF DEPOSIT		1,200,773
(Cost $1,200,773)

MONEY MARKET: 3.1%
Beneficial State Bank Money Market Account	200,518	200,518
State Street Institutional U.S. Government Money Market Fund (e)	12,689,367	12,689,367
(Cost $12,889,885)		12,889,885

TOTAL INVESTMENTS: 96.5%		397,666,940
(Cost $391,896,939)

Other assets and liabilities - (net): 3.5%		14,207,463

Net Assets: 100.0%		$411,874,403

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(b)	Illiquid security.
(c)	Fair valued security.
(d)	Non-income producing security.
(e)	Institutional Class shares

Schedule of Investments (Unaudited)
Pax Balanced Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
AFFILIATED INVESTMENT COMPANIES: 99.4%
Pax Core Bond Fund (a)	67,476,726	$676,791,562
Pax ESG Beta Dividend Fund (a)	13,661,660	141,534,802
Pax Large Cap Fund (a)	75,845,873	788,038,625
Pax Mid Cap Fund (a)	14,453,002	160,139,262
Pax MSCI International ESG Index Fund (a)	18,011,045	148,411,007

TOTAL AFFILIATED INVESTMENT COMPANIES		1,914,915,258
(Cost $1,862,839,747)

MONEY MARKET: 0.7%
State Street Institutional U.S. Government Money Market Fund (a)	13,803,406	13,803,406
(Cost $13,803,406)

TOTAL INVESTMENTS: 100.1%		1,928,718,664
(Cost $1,876,643,153)

Other assets and liabilities - (net):- 0.1%		(1,067,246)

Net Assets: 100.0%		$1,927,651,418

(a)	Institutional Class shares

March 31, 2017

Notes to Financial Statements

Pax World Funds Series Trust I and Pax World Fund Series Trust III

NOTE A—Organization and Summary of Significant Accounting Policies

Organization Pax World Funds Series Trust I (“Trust I”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of March 31, 2017, Trust I offered ten investment funds:

Pax World Funds Series Trust III (“Trust III”) is an open-end management investment company that was organized under the laws of the Commonwealth of Massachusetts on December 4, 2013 and registered under the 1940 Act. Pax Ellevate Global Women’s Index Fund (the “Global Women’s Index Fund”) is a diversified series of Trust III.

These schedules of investments relate to the Pax Large Cap Fund (the “Large Cap Fund”), Pax Mid Cap Fund (the “Mid Cap Fund”), Pax Small Cap Fund (the “Small Cap Fund”), Pax ESG Beta Quality Fund (the “ESG Beta Quality Fund”), Pax ESG Beta Dividend Fund (the “ESG Beta Dividend Fund”), the Pax MSCI International ESG Index Fund (“International Index Fund”), Global Women’s Index Fund, Pax Global Environmental Markets Fund (the “Global Environmental Markets Fund”), Pax Core Bond Fund (the “Core Bond Fund”), Pax High Yield Bond Fund (the “High Yield Bond Fund”), and the Pax Balanced Fund (the “Balanced Fund”). Effective May 1, 2017 the International Index Fund changed its name to the Pax MSCI EAFE ESG Leaders Index Fund.

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these schedules of investments, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using daily exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees (so called “evaluated pricing”). The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making evaluated pricing determinations with respect to Fund holdings. The Best Execution and Valuation Committee is comprised of representatives of the Advisers, including several members of the Portfolio Management team, the Director of Trading, the Chief Compliance Officer and the Chief Financial Officer. One of the functions of the Best Execution and Valuation Committee is to value securities where current and reliable market quotations are not readily available. The Committee meets periodically and reports to the Board at each quarterly meeting regarding any securities for which evaluated pricing was employed during the previous quarter. All actions taken by the Best Execution and Valuation Committee are reviewed and ratified by the Boards.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. Various factors may be considered in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which Funds’ net asset value is determined; and changes in overall market conditions. At March 31, 2017, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $265,516 representing 0.04% of the Fund’s net asset value, and the High Yield Bond Fund held two securities fair valued at $0, representing 0.00% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy. Certificates of deposit are priced at their original cost, which approximates their fair value, through maturity date. These securities are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2017:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$774,474,649	$-	$-	$774,474,649
Exchange Traded Funds	7,118,100	-	-	7,118,100
Cash Equivalents	5,659,786	-	-	5,659,786
Total	$787,252,535	$-	$-	$787,252,535
Mid Cap
Common Stocks	$152,977,421	$-	$-	$152,977,421
Cash Equivalents	7,294,867	-	-	7,294,867
Total	$160,272,288	$-	$-	$160,272,288
Small Cap
Common Stocks	$806,294,903	$-	$-	$806,294,903
Exchange Traded Funds	9,452,800	-	-	9,452,800
Cash Equivalents	55,128,019	-	-	55,128,019
Total	$870,875,722	$-	$-	$870,875,722
ESG Beta Quality
Common Stocks	$197,077,052	$-	$-	$197,077,052
Cash Equivalents	2,825,360	-	-	2,825,360
Total	$199,902,412	$-	$-	$199,902,412
ESG Beta Dividend
Common Stocks	$140,504,855	$-	$-	$140,504,855
Cash Equivalents	2,244,435	-	-	2,244,435
Total	$142,749,290	$-	$-	$142,749,290
International Index
Common Stocks	$7,798,999	$487,292,725	$-	$495,091,724
Preferred Stocks	-	2,669,524	-	2,669,524
Exchange Traded Funds	3,382,409	-	-	3,382,409
Total	$11,181,408	$489,962,249	$-	$501,143,657
Global Women’s Index
Common Stocks	$85,942,713	$38,683,539	$-	$124,626,252
Preferred Stocks	-	190,375	-	190,375
Exchange Traded Funds	2,586,727	-	-	2,586,727
Rights	21,552	-	-	21,552
Cash Equivalents	427,653	-	-	427,653
Total	$88,978,645	$38,873,914	$-	$127,852,559
Global Environmental Markets
Common Stocks	$221,770,369	$168,793,309	$-	$390,563,678
Cash Equivalents	4,254,754	-	-	4,254,754
Total	$226,025,123	$168,793,309	$-	$394,818,432
Core Bond
Community Investment Notes	$-	$3,363,249	$-	$3,363,249
Corporate Bonds	-	201,180,725	-	201,180,725
U.S. Gov't Agency Bonds	-	19,780,233	-	19,780,233
Government Bonds	-	5,221,680	-	5,221,680
Municipal Bonds	-	43,844,349	-	43,844,349
U.S. Treasury Notes	-	213,727,391	-	213,727,391
Mortgage-Backed Securities	-	176,968,999	-	176,968,999
Cash Equivalents	24,829,271	348,000	-	25,177,271
Total	$24,829,271	$664,434,626	$-	$689,263,897
High Yield Bond
Common Stocks	$242,500	$2,475,687	$510,947	$3,229,134
Preferred Stocks	-	-	0	0
Corporate Bonds	-	365,757,764	-	365,757,764
Loans	-	14,589,384	-	14,589,384
Cash Equivalents	12,889,885	1,200,773	-	14,090,658
Total	$13,132,385	$384,023,608	$510,947	$397,666,940
Balanced
Affiliated Investment Companies	$1,914,915,258	$-	$-	$1,914,915,258
Cash Equivalents	13,803,406	-	-	13,803,406
Total	$1,928,718,664	$-	$-	$1,928,718,664

*	Table includes securities valued at zero.

See Schedules of Investments for additional detailed industry classifications.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Core Bond Fund
Bonds and Notes
Balance as of December 31, 2016	$265,516
Realized gain (loss)	-
Amortization of premium	-
Change in unrealized appreciation (depreciation)	0
Purchases/Received in Exchange	-
Sales/Maturities	-
Transfers in to and/or out of Level Three	(265,516)
Balance as of March 31, 2017	$0

High Yield Bond
Stocks
Balance as of December 31, 2016	$-
Realized gain (loss)	-
Amortization of premium	-
Change in unrealized appreciation (depreciation)	10,846
Purchases/Received in Exchange	500,101
Sales	-
Transfers in to and/or out of Level Three	0
Balance as of March 31, 2017	$510,947

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. During the period, Level 1 to Level 2 transfers were: $39,379 for the Global Women’s Index Fund; and Level 2 to Level 1 transfers were: $6,799,541 for the International Index Fund and $1,280,747 for the Global Women’s Index Fund. All such transfers were due to utilization of the pricing vendor’s fair value pricing of foreign securities.

Significant unobservable inputs were used by one Fund for Level 3 fair value measurements. The High Yield Bond Fund holds two securities of the same issue which are deemed to be valued at zero based on company financial statements, and one security based on proprietary methodology derived from publicly available quotes of an affiliated issuer class of shares.

Investment Transactions Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses from the sale or disposition of securities are determined on the identified cost basis, which is also used for federal income tax purposes. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.

Securities Lending The Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with State Street Bank and Trust Company. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a registered Rule 2a-7 money market fund. Borrowers may also pledge non-cash collateral within the guidelines for acceptable forms of non-cash collateral approved by the Boards of Trustees. At March 31, 2017, non-cash collateral consisted of U.S. Treasuries and short-term U.S. Government Agency obligations.

The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the Borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.

A portion of the income generated upon investment of the collateral is remitted to the borrower and the remainder is allocated between the Funds and the lending agent. The Funds record security lending income net of such allocation. The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.

As of March 31, 2017, the value of securities loaned, payable for collateral due to brokers and non-cash collateral pledged by brokers were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker	Non-Cash Collateral Value *	Over (Under) Collateralized
Large Cap Fund	$5,460,753	$-	$5,512,200	$51,447
Mid Cap Fund	11,560,532	-	11,818,982	258,450
Small Cap Fund	36,597,448	438,403	37,075,983	916,938
ESG Beta Quality Fund	49,064,795	1,940,991	48,229,756	1,105,952
ESG Beta Dividend Fund	3,746,220	1,039,791	2,801,045	94,616
Global Women's Index Fund	5,133,109	125,710	5,137,267	129,868
Core Bond Fund	19,299,363	7,984,328	11,677,500	362,465

*	Non-cash collateral is not included in the financial statements.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligation by class of collateral pledge, and the remaining contractual maturity of those transactions as of March 31, 2017.

For the Large Cap Fund, Mid Cap Fund, Small Cap Fund, ESG Beta Quality Fund, ESG Beta Dividend Fund and Women’s Index Fund all of the securities on loan at March 31, 2017 are classified as Common Stocks in each Fund’s Schedule of Investments. For the Core Bond Fund all of the securities on loan at March 31, 2017 are classified as corporate debt and U.S. Treasury and Agency Securities in the Fund's Schedule of Investments.

	Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight and Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Fund: Core Bond Fund
Corporate Debt	$7,984,328	$—	$—	$—	$7,984,328
Total Borrowings	$7,984,328	$—	$—	$—	$7,984,328

Gross amount of recognized liabilities for securities lending transactions					$7,984,328

Purchases and proceeds from sales of investments for the Funds for the period ended March 31, 2017 were as follows:

	Purchases		Sales
Fund	Investments[1]	U.S. Gov’t Bonds	Investments[1]	U.S. Gov’t Bonds
Large Cap	$91,829,527	$-	$135,007,092	$-
Mid Cap	10,111,830	-	27,447,775	-
Small Cap	134,643,155	-	100,563,453	-
ESG Beta Quality	31,153,620	-	36,811,694	-
ESG Beta Dividend	17,819,798	-	19,957,717	-
International Index	43,027,423	-	78,560,482	-
Global Women's Index	20,648,116	-	11,602,142	-
Global Environmental Markets	54,711,324	-	24,973,972	-
Core Bond	117,027,453	98,272,321	69,622,549	61,247,500
High Yield Bond	100,888,637	-	103,557,804	-
Balanced	73,296,926	-	84,500,042	-

[1]	Excluding short-term investments and U.S. Government bonds.

[2]	Purchases and sales exclude in-kind transactions.

For federal income tax purposes, the identified cost of investments owned at March 31, 2017 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of March 31, 2017 were as follows for the Funds:

Fund	Identified cost of investments for Federal income tax basis	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Large Cap	$627,176,205	$162,413,863	$2,337,533	$160,076,330
Mid Cap	136,665,033	27,119,552	3,512,297	23,607,255
Small Cap	814,420,382	101,491,599	45,036,259	56,455,340
ESG Beta Quality	135,995,355	64,309,438	402,381	63,907,057
ESG Beta Dividend	130,280,941	13,490,418	1,022,069	12,468,349
International Index	484,525,423	46,829,834	30,211,600	16,618,234
Global Women's Index	116,042,851	16,979,771	5,170,063	11,809,708
Global Environmental Markets	327,616,364	68,959,438	1,757,369	67,202,069
Core Bond	689,673,271	4,805,116	5,214,490	(409,374)
High Yield Bond	391,896,939	14,046,953	8,276,952	5,770,001
Balanced	1,876,643,153	52,075,511	-	52,075,511

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At March 31, 2017, Funds held the following investments in affiliated Funds:

	Shares Held at	Value at	Gross	Gross	Value at	Income
Fund	03/31/17	12/31/16	Additions	Reductions	03/31/17	Distributions

Balanced
International Index	18,011,045	$160,157,829	$-	$23,000,000	$148,411,007	$-
Core Bond	67,476,726	602,162,621	69,500,000	-	676,791,562	3,752,023
ESG Beta Dividend	13,661,660	136,607,447	-	2,000,000	141,534,802	-
Large Cap	75,845,873	790,254,663	-	39,500,000	788,038,625	-
Mid Cap	14,453,002	173,042,330	-	20,000,000	160,139,262	-
Total		$1,862,224,890	$69,500,000	$84,500,000	$1,914,915,258	$3,752,023

Income distributions from affiliates are included as dividend income and capital gain dividends are included as realized gains on the Statement of Operations. Gross additions include reinvestment of dividends.

The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trusts or other accounts managed by the Adviser pursuant to “Cross-Trading” Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the respective fund from or to another fund or account that is or could be considered an affiliate of the fund under certain limited circumstances by virtue of having a common investment adviser complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. Pursuant to these procedures, for the period ended March 31, 2017, the International Index Fund and Global Women’s Index Fund engaged in cross-trades managed by the Adviser.  The International Index Fund had total sales of $229,322. The Women’s Index Fund had total purchases of $229,327. The International Index Fund realized net losses of $3,466 as a result of the sales.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Boards of Trustees. At March 31, 2017, the Core Bond Fund held $27,759,524 or 4.09% of net assets and the High Yield Bond Fund held $211,276,149 or 51.30% of net assets in securities exempt from registration under Rule 144A of the Act.

At March 31, 2017, the Core Bond Fund held $265,516 of illiquid securities representing 0.04% of net assets and High Yield Bond Fund held $15,383,553 of illiquid securities, representing 3.73% of net assets. The Fund will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the-counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.

Additional information on illiquid securities held at March 31, 2017 is as follows:

Security	Acquisition Date Range	Cost	Market Value
Core Bond Fund
CINI Investment Note, 2.000%, 11/01/17	11/01/14 - 11/01/15	$265,516	$265,516
High Yield Bond Fund
Charlotte Russe, Inc., Term B, 6.750%, 05/21/19	05/21/13 - 01/16/15	7,806,000	4,998,036
ION Geophysical Corp., 9.125%, 12/15/21	05/08/13 - 05/08/13	4,347,189	3,700,000
Interactive Health, Inc.	03/19/04 - 10/01/13	178,981	0
Interactive Health, Inc., 0.000%	03/19/04 - 10/01/13	357,962	0
Ormat Funding Corp., 8.250%, 12/30/20	02/06/04 - 10/07/16	682,356	686,633
PRWireless, Inc., 1.000%, 6/29/2020	06/27/14 - 06/27/14	2,893,230	2,862,844
TOMS Shoes LLC, 1.000%, 10/31/2020	10/31/14 - 10/31/14	3,638,388	2,625,093
Chaparral Energy, Inc., Class B shares	03/30/17 - 03/30/17	500,101	510,947

Item 2. Controls and Procedures.

(a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	May 25, 2017

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	May 25, 2017